Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.3%
Consumer, Non-cyclical - 5.3%
Johnson & Johnson	5,001	$821,914
Merck & Company, Inc.	7,377	568,693
Amgen, Inc.	2,111	525,238
Bristol-Myers Squibb Co.	8,115	512,300
Pfizer, Inc.	12,843	465,302
AbbVie, Inc.	4,167	450,953
McKesson Corp.	2,166	422,457
Altria Group, Inc.	8,240	421,559
Humana, Inc.	973	407,930
Molson Coors Beverage Co. — Class B*	7,948	406,540
Gilead Sciences, Inc.	5,505	355,788
Procter & Gamble Co.	2,547	344,940
United Rentals, Inc.*	889	292,757
J M Smucker Co.	2,313	292,664
Philip Morris International, Inc.	3,265	289,736
CVS Health Corp.	3,639	273,762
Anthem, Inc.	746	267,777
Abbott Laboratories	2,173	260,412
Cigna Corp.	1,022	247,058
General Mills, Inc.	3,977	243,870
Medtronic plc	1,976	233,425
Regeneron Pharmaceuticals, Inc.*	488	230,892
Thermo Fisher Scientific, Inc.	504	230,015
UnitedHealth Group, Inc.	613	228,079
Kraft Heinz Co.	5,673	226,920
Becton Dickinson and Co.	929	225,886
Eli Lilly & Co.	1,191	222,503
Campbell Soup Co.	4,031	202,638
Quest Diagnostics, Inc.	1,492	191,483
Conagra Brands, Inc.	5,040	189,504
PayPal Holdings, Inc.*	766	186,015
Hologic, Inc.*	2,436	181,190
Laboratory Corporation of America Holdings*	706	180,051
Cardinal Health, Inc.	2,868	174,231
Quanta Services, Inc.	1,966	172,969
Tyson Foods, Inc. — Class A	2,302	171,039
DaVita, Inc.*	1,569	169,091
Kroger Co.	4,680	168,433
Perrigo Company plc	3,954	160,018
Coca-Cola Co.	2,959	155,969
HCA Healthcare, Inc.	785	147,847
Biogen, Inc.*	520	145,470
Vertex Pharmaceuticals, Inc.*	627	134,736
Centene Corp.*	2,089	133,508
Colgate-Palmolive Co.	1,484	116,984
FleetCor Technologies, Inc.*	412	110,675
Total Consumer, Non-cyclical		12,561,221
Technology - 3.6%
Apple, Inc.	17,213	2,102,568
Microsoft Corp.	7,892	1,860,697
International Business Machines Corp.	3,995	532,374
Intel Corp.	7,580	485,120
Broadcom, Inc.	818	379,274
Oracle Corp.	4,201	294,784
Seagate Technology plc	3,836	294,413
HP, Inc.	7,945	252,254
Cerner Corp.	3,435	246,908
QUALCOMM, Inc.	1,761	233,491
Fiserv, Inc.*	1,932	229,985
Cognizant Technology Solutions Corp. — Class A	2,838	221,705
Accenture plc — Class A	790	218,237
NetApp, Inc.	2,793	202,967
Micron Technology, Inc.*	2,296	202,530
Hewlett Packard Enterprise Co.	10,970	172,668
Qorvo, Inc.*	904	165,161
KLA Corp.	406	134,142
NVIDIA Corp.	222	118,532
Adobe, Inc.*	243	115,515
Advanced Micro Devices, Inc.*	1,423	111,706
Total Technology		8,575,031
Communications - 2.8%
Amazon.com, Inc.*	452	1,398,524
Alphabet, Inc. — Class C*	601	1,243,247
Facebook, Inc. — Class A*	2,997	882,706
Verizon Communications, Inc.	11,286	656,281
Cisco Systems, Inc.	12,321	637,119
Comcast Corp. — Class A	6,320	341,975
AT&T, Inc.	10,314	312,205
Charter Communications, Inc. — Class A*	476	293,701
Juniper Networks, Inc.	11,090	280,909
Walt Disney Co.*	1,315	242,644
Motorola Solutions, Inc.	918	172,630
Omnicom Group, Inc.	1,851	137,252
eBay, Inc.	2,192	134,238
Total Communications		6,733,431
Industrial - 1.7%
General Dynamics Corp.	2,463	447,182
Lockheed Martin Corp.	1,051	388,345
3M Co.	1,893	364,743
CSX Corp.	3,447	332,360
Union Pacific Corp.	1,418	312,541
Parker-Hannifin Corp.	796	251,082
Northrop Grumman Corp.	744	240,788
TE Connectivity Ltd.	1,660	214,323
Caterpillar, Inc.	887	205,669
Deere & Co.	473	176,968
United Parcel Service, Inc. — Class B	1,017	172,880
Snap-on, Inc.	727	167,748
Masco Corp.	2,623	157,118
Textron, Inc.	2,760	154,781
Fortive Corp.	2,133	150,675
Norfolk Southern Corp.	546	146,612
Huntington Ingalls Industries, Inc.	704	144,918
Westinghouse Air Brake Technologies Corp.	1,687	133,543
Total Industrial		4,162,276
Financial - 1.5%
Berkshire Hathaway, Inc. — Class B*	2,082	531,889
MetLife, Inc.	6,633	403,220
Bank of America Corp.	9,467	366,278
JPMorgan Chase & Co.	2,307	351,195
Visa, Inc. — Class A	1,407	297,904

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.3% (continued)
Financial - 1.5% (continued)
Travelers Companies, Inc.	1,400	$210,560
Prudential Financial, Inc.	2,265	206,341
Allstate Corp.	1,767	203,028
Western Union Co.	6,838	168,625
Aflac, Inc.	2,995	153,284
Hartford Financial Services Group, Inc.	2,050	136,920
Mastercard, Inc. — Class A	375	133,519
Charles Schwab Corp.	1,746	113,804
Synchrony Financial	2,769	112,588
PNC Financial Services Group, Inc.	640	112,262
Total Financial		3,501,417
Consumer, Cyclical - 1.0%
Lowe's Companies, Inc.	1,734	329,772
Tesla, Inc.*	462	308,584
AutoZone, Inc.*	197	276,647
Best Buy Company, Inc.	2,352	270,033
Walmart, Inc.	1,884	255,904
Cummins, Inc.	768	198,996
Lennar Corp. — Class A	1,791	181,303
Genuine Parts Co.	1,517	175,350
PulteGroup, Inc.	3,065	160,729
Whirlpool Corp.	559	123,176
LKQ Corp.*	2,601	110,100
General Motors Co.*	1,696	97,452
Total Consumer, Cyclical		2,488,046
Utilities - 0.3%
Evergy, Inc.	3,956	235,501
Exelon Corp.	3,823	167,218
Public Service Enterprise Group, Inc.	2,441	146,973
PPL Corp.	4,991	143,940
Total Utilities		693,632
Energy - 0.1%
Chevron Corp.	1,016	106,467
Exxon Mobil Corp.	1,546	86,313
Total Energy		192,780
Total Common Stocks
(Cost $32,050,865)		38,907,834

MUTUAL FUNDS† - 79.1%
Guggenheim Strategy Fund III[1]	2,299,795	57,816,840
Guggenheim Variable Insurance Strategy Fund III[1]	2,298,748	57,606,614
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,748,188	57,251,957
Guggenheim Strategy Fund II1	667,170	16,665,894
Total Mutual Funds
(Cost $188,249,607)		189,341,305

MONEY MARKET FUND† - 4.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	10,292,267	10,292,267
Total Money Market Fund
(Cost $10,292,267)		10,292,267
Total Investments - 99.7%
(Cost $230,592,739)		$238,541,406
Other Assets & Liabilities, net - 0.3%		825,633
Total Net Assets - 100.0%		$239,367,039

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	28	Jun 2021	$5,555,900	$22,586

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	0.42% (3 Month USD LIBOR + 0.18%)	At Maturity	04/07/21	23,702	$195,248,780	$31,950,628

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,907,834	$—	$—	$38,907,834
Mutual Funds	189,341,305	—	—	189,341,305
Money Market Fund	10,292,267	—	—	10,292,267
Equity Futures Contracts**	22,586	—	—	22,586
Equity Index Swap Agreements**	—	31,950,628	—	31,950,628
Total Assets	$238,563,992	$31,950,628	$—	$270,514,620

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,600,429	$52,197	$–	$–	$13,268	$16,665,894	667,170	$53,808
Guggenheim Strategy Fund III	57,516,275	209,090	–	–	91,475	57,816,840	2,299,795	215,697
Guggenheim Ultra Short Duration Fund — Institutional Class	47,177,063	11,556,061	(1,367,999)	43,946	(157,114)	57,251,957	5,748,188	125,585
Guggenheim Variable Insurance Strategy Fund III	57,356,264	204,754	–	–	45,596	57,606,614	2,298,748	210,915
	$178,650,031	$12,022,102	$(1,367,999)	$43,946	$(6,775)	$189,341,305		$606,005

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 96.3%
Financial - 24.0%
JPMorgan Chase & Co.	40,704	$6,196,370
Berkshire Hathaway, Inc. — Class B*	20,208	5,162,538
Wells Fargo & Co.	111,827	4,369,081
Bank of America Corp.	112,828	4,365,315
Citigroup, Inc.	40,185	2,923,459
MetLife, Inc.	45,139	2,744,000
Allstate Corp.	23,741	2,727,841
Morgan Stanley	34,665	2,692,084
Synovus Financial Corp.	54,552	2,495,754
Voya Financial, Inc.	38,150	2,427,866
Prudential Financial, Inc.	25,393	2,313,302
Hartford Financial Services Group, Inc.	34,287	2,290,028
Principal Financial Group, Inc.	37,840	2,268,886
Charles Schwab Corp.	27,103	1,766,573
Regions Financial Corp.	70,117	1,448,617
Medical Properties Trust, Inc. REIT	65,452	1,392,819
Park Hotels & Resorts, Inc. REIT*	64,125	1,383,817
KeyCorp	64,668	1,292,067
Zions Bancorp North America	20,791	1,142,673
Mastercard, Inc. — Class A	3,197	1,138,292
Jones Lang LaSalle, Inc.*	4,866	871,209
American International Group, Inc.	18,813	869,349
BOK Financial Corp.	9,366	836,571
Gaming and Leisure Properties, Inc. REIT	12,532	531,733
Total Financial		55,650,244
Consumer, Non-cyclical - 19.0%
Tyson Foods, Inc. — Class A	65,226	4,846,291
Johnson & Johnson	28,659	4,710,107
Humana, Inc.	9,640	4,041,570
HCA Healthcare, Inc.	18,846	3,549,456
McKesson Corp.	16,663	3,249,952
Archer-Daniels-Midland Co.	52,046	2,966,622
Quest Diagnostics, Inc.	22,092	2,835,287
Medtronic plc	21,543	2,544,875
J M Smucker Co.	17,762	2,247,426
Zimmer Biomet Holdings, Inc.	13,693	2,191,975
Encompass Health Corp.	25,501	2,088,532
Bunge Ltd.	25,800	2,045,166
Amgen, Inc.	6,861	1,707,085
Merck & Company, Inc.	20,657	1,592,448
Ingredion, Inc.	13,001	1,169,050
Procter & Gamble Co.	8,583	1,162,396
Pfizer, Inc.	29,771	1,078,603
Total Consumer, Non-cyclical		44,026,841
Consumer, Cyclical - 10.5%
Walmart, Inc.	26,728	3,630,464
Kohl's Corp.	50,896	3,033,911
Southwest Airlines Co.*	47,188	2,881,299
Lear Corp.	12,115	2,195,844
LKQ Corp.*	49,954	2,114,553
Penske Automotive Group, Inc.	24,754	1,986,261
PACCAR, Inc.	20,253	1,881,909
DR Horton, Inc.	20,604	1,836,228
Home Depot, Inc.	5,978	1,824,784
PVH Corp.*	14,248	1,506,014
Ralph Lauren Corp. — Class A*	11,569	1,424,838
Total Consumer, Cyclical		24,316,105
Industrial - 8.0%
Honeywell International, Inc.	16,613	3,606,184
Johnson Controls International plc	46,562	2,778,355
Knight-Swift Transportation Holdings, Inc.	46,371	2,229,982
Valmont Industries, Inc.	7,628	1,812,947
L3Harris Technologies, Inc.	8,634	1,749,939
FedEx Corp.	6,009	1,706,796
Curtiss-Wright Corp.	14,040	1,665,144
Owens Corning	17,203	1,584,224
General Electric Co.	97,873	1,285,072
Total Industrial		18,418,643
Communications - 7.9%
Verizon Communications, Inc.	99,873	5,807,615
Comcast Corp. — Class A	82,304	4,453,469
Cisco Systems, Inc.	46,985	2,429,594
Alphabet, Inc. — Class A*	859	1,771,705
Walt Disney Co.*	8,284	1,528,564
T-Mobile US, Inc.*	8,893	1,114,204
Juniper Networks, Inc.	43,590	1,104,135
Total Communications		18,209,286
Technology - 7.7%
Micron Technology, Inc.*	64,631	5,701,101
Skyworks Solutions, Inc.	19,813	3,635,289
Qorvo, Inc.*	13,783	2,518,154
Apple, Inc.	16,014	1,956,110
Intel Corp.	22,852	1,462,528
Amdocs Ltd.	15,609	1,094,972
Cerner Corp.	12,890	926,533
DXC Technology Co.*	18,712	584,937
Total Technology		17,879,624
Utilities - 7.0%
Exelon Corp.	84,432	3,693,056
Public Service Enterprise Group, Inc.	56,473	3,400,239
Edison International	48,175	2,823,055
Duke Energy Corp.	21,954	2,119,219
Pinnacle West Capital Corp.	23,291	1,894,723
NiSource, Inc.	51,045	1,230,695
PPL Corp.	33,862	976,580
Total Utilities		16,137,567
Energy - 6.5%
Chevron Corp.	36,592	3,834,476
ConocoPhillips	55,659	2,948,257
Cabot Oil & Gas Corp. — Class A	91,049	1,709,900
Marathon Oil Corp.	158,094	1,688,444
Exxon Mobil Corp.	26,250	1,465,538
Patterson-UTI Energy, Inc.	176,554	1,258,830
Pioneer Natural Resources Co.	7,109	1,129,051
Range Resources Corp.*	107,163	1,106,994
Total Energy		15,141,490
Basic Materials - 5.7%
Huntsman Corp.	123,085	3,548,540
Nucor Corp.	38,756	3,110,944
Westlake Chemical Corp.	30,967	2,749,560

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Basic Materials - 5.7% (continued)
Reliance Steel & Aluminum Co.	10,519	$1,601,939
International Flavors & Fragrances, Inc.	6,793	948,371
DuPont de Nemours, Inc.	8,550	660,744
Dow, Inc.	9,877	631,535
Total Basic Materials		13,251,633
Total Common Stocks
(Cost $160,713,112)		223,031,433

EXCHANGE-TRADED FUNDS† - 1.1%
iShares Russell 1000 Value ETF	16,114	2,442,077
Total Exchange-Traded Funds
(Cost $2,092,872)		2,442,077

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	6,806,067	6,806,067
Total Money Market Fund
(Cost $6,806,067)		6,806,067
Total Investments - 100.3%
(Cost $169,612,051)		$232,279,577
Other Assets & Liabilities, net - (0.3)%		(604,074)
Total Net Assets - 100.0%		$231,675,503

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$223,031,433	$—	$—	$223,031,433
Exchange-Traded Funds	2,442,077	—	—	2,442,077
Money Market Fund	6,806,067	—	—	6,806,067
Total Assets	$232,279,577	$—	$—	$232,279,577

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 96.4%
Consumer, Non-cyclical - 21.8%
Pfizer, Inc.	42,200	$1,528,906
AbbVie, Inc.	12,700	1,374,394
Philip Morris International, Inc.	15,200	1,348,848
PepsiCo, Inc.	9,300	1,315,485
Merck & Company, Inc.	16,700	1,287,403
CVS Health Corp.	15,400	1,158,542
Anthem, Inc.	3,200	1,148,640
Colgate-Palmolive Co.	14,500	1,143,035
Boston Scientific Corp.*	29,500	1,140,175
Square, Inc. — Class A*	4,800	1,089,840
Gilead Sciences, Inc.	16,800	1,085,784
Vertex Pharmaceuticals, Inc.*	5,000	1,074,450
Kimberly-Clark Corp.	7,700	1,070,685
Humana, Inc.	2,400	1,006,200
Kroger Co.	26,300	946,537
Tyson Foods, Inc. — Class A	12,500	928,750
Kellogg Co.	14,400	911,520
Bunge Ltd.	10,300	816,481
Centene Corp.*	12,600	805,266
Sysco Corp.	10,200	803,148
Molson Coors Beverage Co. — Class B*	15,700	803,055
Viatris, Inc.*	50,000	698,500
Archer-Daniels-Midland Co.	11,600	661,200
WH Group Ltd.[1]	787,100	637,901
Cardinal Health, Inc.	8,900	540,675
Cigna Corp.	2,100	507,654
Mondelez International, Inc. — Class A	7,900	462,387
J M Smucker Co.	3,400	430,202
Ionis Pharmaceuticals, Inc.*	9,400	422,624
Fresenius Medical Care AG & Co. KGaA	5,500	404,503
Japan Tobacco, Inc.	18,600	356,959
Quest Diagnostics, Inc.	2,600	333,684
Koninklijke Ahold Delhaize N.V.	10,500	292,419
Johnson & Johnson	1,600	262,960
Campbell Soup Co.	5,200	261,404
ABIOMED, Inc.*	800	254,984
Becton Dickinson and Co.	800	194,520
Total Consumer, Non-cyclical		29,509,720
Financial - 19.7%
Citigroup, Inc.	21,000	1,527,750
Wells Fargo & Co.	34,100	1,332,287
Simon Property Group, Inc. REIT	11,000	1,251,470
Oversea-Chinese Banking Corporation Ltd.	142,200	1,242,517
Equity Residential REIT	16,400	1,174,732
Allianz AG	4,500	1,145,316
Mitsubishi UFJ Financial Group, Inc.	212,500	1,135,552
AvalonBay Communities, Inc. REIT	6,100	1,125,511
DBS Group Holdings Ltd.	50,900	1,089,744
United Overseas Bank Ltd.	53,700	1,031,486
Hang Seng Bank Ltd.	47,700	923,502
BOC Hong Kong Holdings Ltd.	261,200	912,275
Boston Properties, Inc. REIT	9,000	911,340
NN Group N.V.	18,500	904,391
Annaly Capital Management, Inc. REIT	99,600	856,560
KeyCorp	42,700	853,146
Admiral Group plc	18,400	786,314
Sumitomo Mitsui Financial Group, Inc.	21,400	774,425
Zurich Insurance Group AG	1,800	768,479
Power Corporation of Canada	29,000	762,380
Synchrony Financial	18,700	760,342
Vornado Realty Trust REIT	16,400	744,396
VEREIT, Inc.	18,780	725,284
Medical Properties Trust, Inc. REIT	29,400	625,632
Legal & General Group plc	134,400	516,916
Prudential Financial, Inc.	5,500	501,050
U.S. Bancorp	7,900	436,949
Mizuho Financial Group, Inc.	26,100	376,908
Citizens Financial Group, Inc.	8,200	362,030
Toronto-Dominion Bank	5,000	326,165
Western Union Co.	13,100	323,046
Kinnevik AB — Class B*	5,000	243,155
MetLife, Inc.	3,900	237,081
Total Financial		26,688,131
Technology - 14.8%
Apple, Inc.	31,500	3,847,725
Microsoft Corp.	13,600	3,206,472
ASML Holding N.V.	2,400	1,454,972
Accenture plc — Class A	5,000	1,381,250
Micron Technology, Inc.*	13,900	1,226,119
International Business Machines Corp.	8,800	1,172,688
Cognizant Technology Solutions Corp. — Class A	13,900	1,085,868
Twilio, Inc. — Class A*	2,900	988,204
Intel Corp.	15,300	979,200
salesforce.com, Inc.*	4,500	953,415
Advanced Micro Devices, Inc.*	11,300	887,050
Seagate Technology plc	10,100	775,175
NVIDIA Corp.	1,100	587,323
Bechtle AG	2,900	543,750
NetApp, Inc.	6,600	479,622
SAP AG	3,700	453,042
Total Technology		20,021,875
Communications - 9.1%
Amazon.com, Inc.*	1,100	3,403,488
Alphabet, Inc. — Class C*	1,081	2,236,189
Facebook, Inc. — Class A*	4,335	1,276,787
KDDI Corp.	34,300	1,051,672
Nippon Telegraph & Telephone Corp.	36,800	944,536
Lumen Technologies, Inc.	59,100	788,985
HKT Trust & HKT Ltd.	489,400	697,568
Juniper Networks, Inc.	26,200	663,646
Cisco Systems, Inc.	10,500	542,955
Twitter, Inc.*	7,100	451,773
Verizon Communications, Inc.	5,200	302,380
Total Communications		12,359,979
Industrial - 7.9%
3M Co.	7,000	1,348,760
Deutsche Post AG	19,400	1,062,815
Lockheed Martin Corp.	2,600	960,700

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Industrial - 7.9% (continued)
CRH plc ADR	18,900	$885,827
Northrop Grumman Corp.	2,600	841,464
Boeing Co.*	3,200	815,104
Husqvarna AB — Class B	56,100	808,307
ACS Actividades de Construccion y Servicios S.A.	21,000	695,896
Singapore Technologies Engineering Ltd.	209,900	607,193
Skanska AB — Class B	21,000	526,740
Venture Corporation Ltd.	35,000	522,112
Huntington Ingalls Industries, Inc.	2,400	494,040
FedEx Corp.	1,600	454,464
DSV PANALPINA A/S	1,800	353,158
Siemens AG	2,100	344,747
Total Industrial		10,721,327
Basic Materials - 7.6%
Rio Tinto plc	14,200	1,086,224
Nucor Corp.	11,900	955,213
Steel Dynamics, Inc.	18,600	944,136
Koninklijke DSM N.V.	5,300	896,799
UPM-Kymmene Oyj	22,600	811,724
Boliden AB	21,400	794,131
BASF SE	8,400	697,767
Yara International ASA	13,200	686,446
Arkema S.A.	5,600	678,659
Voestalpine AG	15,800	654,566
Akzo Nobel N.V.	5,500	614,494
Lanxess AG	8,200	604,423
Smurfit Kappa Group plc	10,500	494,465
Symrise AG	3,700	448,616
Total Basic Materials		10,367,663
Utilities - 7.2%
Southern Co.	17,200	1,069,152
Exelon Corp.	23,300	1,019,142
FirstEnergy Corp.	27,800	964,382
PPL Corp.	32,200	928,648
CLP Holdings Ltd.	94,300	915,886
CenterPoint Energy, Inc.	39,600	896,940
Fortum Oyj	26,500	707,247
Duke Energy Corp.	6,600	637,098
NRG Energy, Inc.	16,000	603,680
Vistra Corp.	33,700	595,816
Power Assets Holdings Ltd.	58,600	346,013
Pinnacle West Capital Corp.	4,200	341,670
Edison International	5,800	339,880
UGI Corp.	8,200	336,282
Total Utilities		9,701,836
Consumer, Cyclical - 4.9%
Walgreens Boots Alliance, Inc.	20,600	1,130,940
Subaru Corp.	48,000	955,431
Costco Wholesale Corp.	2,600	916,448
Persimmon plc	21,200	859,211
Berkeley Group Holdings plc	10,400	636,263
Honda Motor Co., Ltd.	21,100	632,464
Electrolux AB	21,400	593,637
Tesla, Inc.*	800	534,344
Wesfarmers Ltd.	10,500	420,144
Total Consumer, Cyclical		6,678,882
Energy - 2.6%
ENEOS Holdings, Inc.	185,900	842,138
Idemitsu Kosan Company Ltd.	29,000	747,478
TC Energy Corp.	13,100	600,668
DCC plc	6,300	546,270
Pembina Pipeline Corp.	13,100	378,480
SolarEdge Technologies, Inc.*	1,300	373,672
Total Energy		3,488,706
Diversified - 0.8%
CK Hutchison Holdings Ltd.	132,300	1,054,348
Total Common Stocks
(Cost $109,039,929)		130,592,467

PREFERRED STOCKS† - 2.0%
Consumer, Cyclical - 2.0%
Volkswagen AG	5,500	1,538,813
Porsche Automobil Holding SE	11,600	1,229,916
Total Consumer, Cyclical		2,768,729
Total Preferred Stocks
(Cost $1,754,979)		2,768,729

EXCHANGE-TRADED FUNDS† - 0.3%
SPDR S&P 500 ETF Trust	513	203,317
iShares MSCI EAFE ETF	2,675	202,952
Total Exchange-Traded Funds
(Cost $398,053)		406,269

MONEY MARKET FUND† - 0.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	896,197	896,197
Total Money Market Fund
(Cost $896,197)		896,197
Total Investments - 99.4%
(Cost $112,089,158)		$134,663,662
Other Assets & Liabilities, net - 0.6%		844,431
Total Net Assets - 100.0%		$135,508,093

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	117	Jun 2021	$17,174,137	$260,030
Japanese Yen Futures Contracts	69	Jun 2021	7,794,413	163,768
Australian Dollar Futures Contracts	3	Jun 2021	227,940	307
			$25,196,490	$424,105

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $637,901 (cost $694,880), or 0.5% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$130,592,467	$—	$—	$130,592,467
Preferred Stocks	2,768,729	—	—	2,768,729
Exchange-Traded Funds	406,269	—	—	406,269
Money Market Fund	896,197	—	—	896,197
Currency Futures Contracts**	424,105	—	—	424,105
Total Assets	$135,087,767	$—	$—	$135,087,767

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 1.4%
Financial - 1.4%
Pershing Square Tontine Holdings, Ltd. — Class A*	76,590	$1,838,926
KKR Acquisition Holdings I Corp.*	33,829	338,628
RXR Acquisition Corp.*	6,007	59,169
MSD Acquisition Corp.*	4,876	49,492
Soaring Eagle Acquisition Corp.*	3,427	34,681
Colicity, Inc.*	1,453	14,675
Total Financial		2,335,571
Total Common Stocks
(Cost $1,979,269)		2,335,571

PREFERRED STOCKS†† - 2.3%
Financial - 2.3%
First Republic Bank, 4.25%*	24,000	616,080
Wells Fargo & Co., 4.70%	16,000	407,200
Bank of America Corp., 4.13%	16,000	396,480
Public Storage, 4.63%	14,400	386,784
W R Berkley Corp., 4.13% due 03/30/61	12,000	300,120
Bank of America Corp., 4.38%	12,000	300,000
Equitable Holdings, Inc., 4.30%	12,000	298,920
American Financial Group, Inc., 4.50% due 09/15/60	10,000	265,100
CNO Financial Group, Inc., 5.13% due 11/25/60	6,000	151,200
First Republic Bank, 4.13%	6,000	150,000
Assurant, Inc., 5.25% due 01/15/61*	4,000	102,880
W R Berkley Corp., 4.25% due 09/30/60	4,000	101,880
Selective Insurance Group, Inc., 4.60%*	4,000	99,800
Public Storage, 4.13%	3,200	82,592
Total Financial		3,659,036
Total Preferred Stocks
(Cost $3,590,000)		3,659,036

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25	8,510	69,356
Total Warrants
(Cost $48,328)		69,356

MUTUAL FUNDS† - 4.2%
Guggenheim Total Return Bond Fund — R6-Class[1]	236,471	6,720,500
Total Mutual Funds
(Cost $6,280,138)		6,720,500

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,016,159	1,016,159
Total Money Market Fund
(Cost $1,016,159)		1,016,159

	Face Amount
CORPORATE BONDS†† - 45.8%
Financial - 18.4%
Wells Fargo & Co.
3.07% due 04/30/41[3]	$1,100,000	1,075,685
3.90%[3,4]	350,000	353,465
2.57% due 02/11/31[3]	150,000	151,143
Citigroup, Inc.
3.88%[3,4]	600,000	597,198
2.57% due 06/03/31[3]	590,000	589,112
4.00%[3,4]	200,000	201,950
American International Group, Inc.
3.40% due 06/30/30	660,000	701,068
4.38% due 06/30/50	550,000	625,953
Citizens Financial Group, Inc.
3.25% due 04/30/30	1,110,000	1,171,664
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]	950,000	994,318
Pershing Square Holdings, Ltd.
3.25% due 11/15/30[5]	1,000,000	979,190
Charles Schwab Corp.
4.00%[3,4]	500,000	490,825
5.38%[3,4]	400,000	443,400
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	700,000	629,115
3.95% due 05/15/60[5]	280,000	282,038
Bank of America Corp.
2.59% due 04/29/31[3]	890,000	887,048
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	800,000	839,568
Reinsurance Group of America, Inc.
3.15% due 06/15/30	750,000	775,223
Markel Corp.
6.00%[3,4]	660,000	717,750
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	699,890
Wilton RE Ltd.
6.00% †††,3,4,5	700,000	687,911
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	336,285
4.00% due 01/15/31	290,000	299,708
Equitable Holdings, Inc.
4.95%[3,4]	550,000	581,625
Lincoln National Corp.
3.40% due 01/15/31	370,000	393,763
4.38% due 06/15/50	150,000	167,554
Intercontinental Exchange, Inc.
2.65% due 09/15/40	600,000	552,335
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	312,903
2.45% due 03/15/31	230,000	222,246
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	230,000	233,922
4.49% due 03/24/31[3]	200,000	230,281
3.11% due 04/22/41[3]	59,000	58,554
Deloitte LLP
3.56% due 05/07/30†††	500,000	502,566

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 45.8% (continued)
Financial - 18.4% (continued)
Iron Mountain, Inc.
5.25% due 07/15/30[5]	$250,000	$257,950
5.63% due 07/15/32[5]	125,000	130,625
4.50% due 02/15/31[5]	100,000	98,860
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31[5]	450,000	447,971
Crown Castle International Corp.
2.90% due 04/01/41	250,000	228,993
3.30% due 07/01/30	201,000	209,853
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	435,234
NFP Corp.
7.00% due 05/15/25[5]	200,000	214,500
6.88% due 08/15/28[5]	200,000	207,720
Ares Finance Company II LLC
3.25% due 06/15/30[5]	410,000	415,099
MetLife, Inc.
3.85%[3,4]	400,000	413,000
Bank of New York Mellon Corp.
3.70%[3,4]	250,000	257,200
4.70%[3,4]	140,000	151,683
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	300,000	299,625
5.50% due 11/15/25[5]	100,000	104,250
Alleghany Corp.
3.63% due 05/15/30	370,000	398,682
Standard Chartered plc
4.64% due 04/01/31[3,5]	350,000	396,982
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	410,000	394,393
First American Financial Corp.
4.00% due 05/15/30	360,000	388,901
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[5]	350,000	337,750
Nippon Life Insurance Co.
2.75% due 01/21/51[3,5]	350,000	332,063
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	265,996
4.70% due 09/20/47	50,000	56,863
Belrose Funding Trust
2.33% due 08/15/30[5]	320,000	307,973
LPL Holdings, Inc.
4.00% due 03/15/29[5]	300,000	302,250
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	290,000	296,267
Jefferies Group LLC
2.75% due 10/15/32	300,000	293,125
SBA Communications Corp.
3.13% due 02/01/29[5]	250,000	240,288
3.88% due 02/15/27	50,000	51,110
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[5]	290,000	286,236
UBS Group AG
2.10% due 02/11/32[3,5]	300,000	283,621
Credit Suisse Group AG
4.19% due 04/01/31[3,5]	250,000	271,773
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	250,000	270,312
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	280,000	269,271
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	205,000	226,431
Allianz SE
3.50%[3,4,5]	200,000	203,000
Hunt Companies, Inc.
5.25% due 04/15/29	200,000	200,000
AmFam Holdings, Inc.
2.81% due 03/11/31[5]	200,000	198,271
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	150,000	177,069
Kemper Corp.
2.40% due 09/30/30	170,000	163,194
Raymond James Financial, Inc.
3.75% due 04/01/51	150,000	154,787
Kennedy-Wilson, Inc.
4.75% due 03/01/29	150,000	151,875
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[3,5]	150,000	140,865
Prudential Financial, Inc.
3.70% due 10/01/50[3]	130,000	131,456
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	110,000	112,089
CIT Group, Inc.
3.93% due 06/19/24[3]	100,000	105,750
Nasdaq, Inc.
3.25% due 04/28/50	110,000	103,076
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3,5]	100,000	102,021
Westpac Banking Corp.
2.96% due 11/16/40	100,000	92,793
Apollo Management Holdings, LP
2.65% due 06/05/30[5]	90,000	88,373
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	86,460
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	76,632
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	57,587
Weyerhaeuser Co.
4.00% due 04/15/30	43,000	47,500

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 45.8% (continued)
Financial - 18.4% (continued)
Brookfield Finance LLC
3.45% due 04/15/50	$50,000	$47,181
Total Financial		29,768,085
Consumer, Non-cyclical - 7.3%
Sysco Corp.
5.95% due 04/01/30	920,000	1,150,147
Altria Group, Inc.
3.70% due 02/04/51	550,000	499,882
3.40% due 05/06/30	170,000	177,314
4.45% due 05/06/50	50,000	51,623
CoStar Group, Inc.
2.80% due 07/15/30[5]	740,000	722,974
DaVita, Inc.
4.63% due 06/01/30[5]	377,000	383,466
3.75% due 02/15/31[5]	303,000	290,335
Constellation Brands, Inc.
2.88% due 05/01/30	500,000	510,534
3.75% due 05/01/50	120,000	124,504
Centene Corp.
3.00% due 10/15/30	300,000	299,502
2.50% due 03/01/31	300,000	285,750
Quanta Services, Inc.
2.90% due 10/01/30	530,000	537,450
BAT Capital Corp.
3.98% due 09/25/50	300,000	280,927
4.70% due 04/02/27	190,000	213,767
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	187,668
4.88% due 10/01/49	75,000	83,888
4.25% due 03/01/31	75,000	82,596
5.50% due 06/01/50	50,000	61,408
5.00% due 06/04/42	50,000	56,138
Johns Hopkins University
2.81% due 01/01/60	500,000	465,211
Children's Hospital Corp.
2.59% due 02/01/50	500,000	448,639
Royalty Pharma plc
3.55% due 09/02/50[5]	310,000	294,497
2.20% due 09/02/30[5]	160,000	152,572
US Foods, Inc.
6.25% due 04/15/25[5]	200,000	214,400
4.75% due 02/15/29[5]	150,000	150,000
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	295,000	318,760
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[5]	300,000	315,375
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	283,000	302,354
Post Holdings, Inc.
4.50% due 09/15/31[5]	250,000	247,250
California Institute of Technology
3.65% due 09/01/19	225,000	226,786
Global Payments, Inc.
2.90% due 05/15/30	210,000	213,384
TriNet Group, Inc.
3.50% due 03/01/29[5]	200,000	195,640
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[5]	200,000	194,962
Keurig Dr Pepper, Inc.
3.20% due 05/01/30	179,000	189,275
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30	150,000	174,520
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	154,687
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	150,000	151,533
Hologic, Inc.
3.25% due 02/15/29[5]	150,000	148,125
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[5]	150,000	145,591
Universal Health Services, Inc.
2.65% due 10/15/30[5]	150,000	144,827
Avantor Funding, Inc.
4.63% due 07/15/28[5]	125,000	130,545
Smithfield Foods, Inc.
3.00% due 10/15/30[5]	110,000	109,394
Charles River Laboratories International, Inc.
3.75% due 03/15/29[5]	100,000	100,158
Gartner, Inc.
3.75% due 10/01/30[5]	100,000	99,000
Service Corporation International
3.38% due 08/15/30	100,000	97,605
Syneos Health, Inc.
3.63% due 01/15/29[5]	100,000	97,250
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	100,000	97,000
Tenet Healthcare Corp.
4.63% due 06/15/28[5]	75,000	76,873
Central Garden & Pet Co.
4.13% due 10/15/30	75,000	75,750
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[5]	50,000	52,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[5]	50,000	50,000
Total Consumer, Non-cyclical		11,833,836
Industrial - 5.4%
Boeing Co.
5.15% due 05/01/30	970,000	1,115,626
5.81% due 05/01/50	490,000	617,894
5.71% due 05/01/40	490,000	598,357
2.20% due 02/04/26	200,000	199,296
FedEx Corp.
4.25% due 05/15/30	602,000	683,113

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 45.8% (continued)
Industrial - 5.4% (continued)
WRKCo, Inc.
3.00% due 06/15/33	$660,000	$668,106
Amsted Industries, Inc.
4.63% due 05/15/30[5]	470,000	475,875
BAE Systems plc
3.40% due 04/15/30[5]	400,000	424,296
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	414,800
Howmet Aerospace, Inc.
6.75% due 01/15/28	300,000	354,000
Owens Corning
3.88% due 06/01/30	320,000	348,702
Vontier Corp.
2.95% due 04/01/31[5]	350,000	341,460
Textron, Inc.
2.45% due 03/15/31	350,000	338,680
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	350,000	331,160
Flowserve Corp.
3.50% due 10/01/30	270,000	274,540
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]	250,000	256,637
Standard Industries, Inc.
4.38% due 07/15/30[5]	125,000	126,125
3.38% due 01/15/31[5]	125,000	118,438
Ball Corp.
2.88% due 08/15/30	217,000	209,025
GATX Corp.
4.00% due 06/30/30	140,000	154,077
3.50% due 03/15/28	50,000	53,990
Vulcan Materials Co.
3.50% due 06/01/30	190,000	203,588
FLIR Systems, Inc.
2.50% due 08/01/30	170,000	166,313
Graphic Packaging International LLC
3.50% due 03/01/29[5]	125,000	121,563
Oshkosh Corp.
3.10% due 03/01/30	50,000	51,443
Berry Global, Inc.
due 01/15/26[5,6]	50,000	49,227
Total Industrial		8,696,331
Consumer, Cyclical - 4.4%
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	1,070,000	1,232,166
Marriott International, Inc.
4.63% due 06/15/30	340,000	380,105
3.50% due 10/15/32	330,000	340,935
5.75% due 05/01/25	250,000	286,773
2.85% due 04/15/31	170,000	167,055
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	577,000	583,147
3.20% due 04/15/30	173,000	179,530
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	246,608
5.75% due 04/23/30	190,000	221,784
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[5]	400,000	396,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	350,000	383,250
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	378,518
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	300,000	289,500
3.88% due 01/15/28[5]	75,000	75,806
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	300,000	319,457
Lowe's Companies, Inc.
4.50% due 04/15/30	250,000	288,184
PetSmart Incorporated / PetSmart Finance Corp.
4.75% due 02/15/28[5]	250,000	256,202
Aramark Services, Inc.
6.38% due 05/01/25[5]	200,000	212,000
5.00% due 02/01/28[5]	10,000	10,377
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]	150,000	147,900
WMG Acquisition Corp.
3.00% due 02/15/31[5]	75,000	71,273
3.88% due 07/15/30[5]	50,000	50,482
Dollar General Corp.
3.50% due 04/03/30	100,000	107,618
Yum! Brands, Inc.
4.63% due 01/31/32	100,000	102,167
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	100,000	99,500
Allison Transmission, Inc.
3.75% due 01/30/31[5]	100,000	96,875
Hanesbrands, Inc.
5.38% due 05/15/25[5]	55,000	58,197
Performance Food Group, Inc.
6.88% due 05/01/25[5]	50,000	53,375
Total Consumer, Cyclical		7,034,784
Communications - 4.0%
ViacomCBS, Inc.
4.95% due 01/15/31	617,000	729,326
4.95% due 05/19/50	320,000	374,028
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	350,000	353,958
3.63% due 01/15/29[5]	350,000	339,062
3.75% due 07/15/29[5]	100,000	97,865
T-Mobile USA, Inc.
3.88% due 04/15/30[5]	335,000	365,060
3.50% due 04/15/31	300,000	302,715
2.88% due 02/15/31	50,000	48,325

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 45.8% (continued)
Communications - 4.0% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	$625,000	$617,933
3.90% due 06/01/52	50,000	47,881
AT&T, Inc.
2.75% due 06/01/31	410,000	407,996
Booking Holdings, Inc.
4.63% due 04/13/30	350,000	407,433
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	198,656
3.38% due 02/15/31[5]	200,000	188,500
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	300,000	302,625
Cable One, Inc.
4.00% due 11/15/30[5]	300,000	296,760
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	200,000	203,726
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	180,000	180,207
Verizon Communications, Inc.
3.15% due 03/22/30	150,000	158,074
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	150,000	151,688
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[5]	100,000	101,250
4.25% due 02/01/31[5]	50,000	50,111
Qualitytech, LP / QTS Finance Corp.
3.88% due 10/01/28[5]	150,000	149,250
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	150,000	147,630
Altice France S.A.
7.38% due 05/01/26[5]	100,000	104,000
Lamar Media Corp.
3.63% due 01/15/31[5]	100,000	96,001
Fox Corp.
3.50% due 04/08/30	50,000	53,159
Switch Ltd.
3.75% due 09/15/28[5]	50,000	49,236
Total Communications		6,522,455
Technology - 2.1%
NetApp, Inc.
2.70% due 06/22/30	950,000	942,496
Broadcom, Inc.
4.15% due 11/15/30	510,000	551,057
2.45% due 02/15/31[5]	300,000	283,478
MSCI, Inc.
3.88% due 02/15/31[5]	260,000	265,668
3.63% due 09/01/30[5]	90,000	91,517
Qorvo, Inc.
4.38% due 10/15/29	170,000	181,477
3.38% due 04/01/31[5]	100,000	97,989
Oracle Corp.
3.95% due 03/25/51	250,000	256,352
NCR Corp.
5.00% due 10/01/28[5]	250,000	252,500
Leidos, Inc.
2.30% due 02/15/31[5]	250,000	235,840
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	100,000	107,250
Twilio, Inc.
3.63% due 03/15/29	100,000	101,233
Crowdstrike Holdings, Inc.
3.00% due 02/15/29	100,000	97,770
Total Technology		3,464,627
Energy - 2.1%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[5]	700,000	668,543
2.94% due 09/30/40[5]	350,000	337,443
BP Capital Markets plc
4.88% [3,4]	880,000	942,700
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	400,000	448,586
Occidental Petroleum Corp.
4.63% due 06/15/45	200,000	174,412
3.00% due 02/15/27	70,000	65,800
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	198,775
Equinor ASA
2.38% due 05/22/30	160,000	159,493
Valero Energy Corp.
2.15% due 09/15/27	140,000	137,097
NuStar Logistics, LP
5.63% due 04/28/27	100,000	104,609
Midwest Connector Capital Company LLC
4.63% due 04/01/29[5]	100,000	101,345
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	50,000	56,922
Total Energy		3,395,725
Basic Materials - 1.3%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	460,000	481,002
4.20% due 05/13/50[5]	220,000	237,473
Anglo American Capital plc
5.63% due 04/01/30[5]	200,000	238,654
2.63% due 09/10/30[5]	200,000	195,894
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	200,000	215,280
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	200,000	206,250
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[5]	150,000	150,000
Ingevity Corp.
3.88% due 11/01/28[5]	150,000	145,500
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	95,891

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 45.8% (continued)
Basic Materials - 1.3% (continued)
Steel Dynamics, Inc.
3.25% due 01/15/31	$60,000	$63,454
Valvoline, Inc.
4.25% due 02/15/30[5]	50,000	51,000
Total Basic Materials		2,080,398
Utilities - 0.8%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	800,000	761,459
AES Corp.
3.95% due 07/15/30[5]	220,000	234,571
NRG Energy, Inc.
2.45% due 12/02/27[5]	200,000	198,295
Clearway Energy Operating LLC
3.75% due 02/15/31[5]	100,000	95,909
Total Utilities		1,290,234
Total Corporate Bonds
(Cost $72,339,969)		74,086,475

ASSET-BACKED SECURITIES†† - 23.7%
Collateralized Loan Obligations - 14.2%
Octagon Investment Partners 49 Ltd.
2021-5A, 1.76% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[5,6]	1,750,000	1,755,847
BXMT Ltd.
2020-FL2, 1.26% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[5,6]	1,000,000	1,000,614
2020-FL3, 2.66% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 03/15/37[5,6]	250,000	252,317
LoanCore Issuer Ltd.
2019-CRE2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,6]	550,000	549,451
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,6]	500,000	499,513
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	1,000,000	1,008,464
Whitebox CLO II Ltd.
2020-2A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[5,6]	1,000,000	1,001,929
NXT Capital CLO LLC
2017-1A, 1.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	1,000,000	1,001,616
Parliament Funding II Ltd.
2020-1A, 2.67% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[5,6]	1,000,000	1,000,894
MidOcean Credit CLO VII
2020-7A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,6]	1,000,000	1,000,322
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[5,6]	1,000,000	1,000,000
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[5,6]	1,000,000	999,982
Marathon CLO VII Ltd.
2017-7A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	1,000,000	999,518
Cerberus Loan Funding XXX, LP
2020-3A, 2.08% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[5,6]	1,000,000	998,897
Woodmont Trust
2020-7A, 2.05% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[5,6]	1,000,000	998,850
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	1,000,000	855,586
Golub Capital Partners CLO Ltd.
2018-36A, 1.50% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	850,000	844,762
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	784,666	784,416
STWD Ltd.
2019-FL1, 1.71% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[5,6]	750,000	748,730

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 23.7% (continued)
Collateralized Loan Obligations - 14.2% (continued)
Dryden 33 Senior Loan Fund
2020-33A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[5,6]	$750,000	$746,286
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	750,000	743,020
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.19% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[5,6]	500,000	500,430
HERA Commercial Mortgage Ltd.
2021-FL1, 1.73% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[5,6]	500,000	500,233
CHCP Ltd.
2021-FL1, 2.21% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 02/15/38[5,6]	500,000	500,215
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,6]	500,000	500,135
GPMT Ltd.
2019-FL2, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[5,6]	500,000	499,667
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,6]	467,912	468,016
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	500,000	395,720
Diamond CLO Ltd.
2021-1A, 1.65% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[5,6]	250,000	249,950
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,6]	250,000	249,554
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,6]	166,059	165,942
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	109,000	108,723
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	600,000	17,676
Total Collateralized Loan Obligations		22,947,275
Financial - 2.5%
Station Place Securitization Trust
2021-7, 1.02% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21[5,6]	1,550,000	1,550,000
2020-16, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,5,6	1,500,000	1,500,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[5]	500,000	516,385
Madison Avenue Secured Funding Trust Series
2020-1, 1.73% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,5,6	250,000	250,000
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	203,487	206,183
Total Financial		4,022,568
Transport-Aircraft - 2.0%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	574,316	574,684
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	461,293	461,400
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	453,068	460,046
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	443,955	440,447

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 23.7% (continued)
Transport-Aircraft - 2.0% (continued)
Raspro Trust
2005-1A, 1.15% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	$373,311	$370,385
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	448,048	355,305
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	416,439	333,151
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	216,974	219,079
Total Transport-Aircraft		3,214,497
Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	995,000	1,014,492
Domino's Pizza Master Issuer LLC
2017-1A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	485,000	484,971
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[5]	250,000	255,547
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	250,000	247,727
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	96,250	104,296
Wendy's Funding LLC
2015-1A, 4.50% due 06/15/45[5]	94,500	95,126
Total Whole Business		2,202,159
Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	1,145,784	1,172,818
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[5]	249,740	251,966
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[5]	238,595	242,523
Total Net Lease		1,667,307
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[5]	1,000,000	992,527
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[5]	500,000	497,102
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[6,8]	38,986	38,799
Total Collateralized Debt Obligations		1,528,428
Infrastructure - 0.8%
SBA Tower Trust
2.33% due 01/15/28[5]	1,250,000	1,269,600
Transport-Container - 0.7%
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	478,750	479,446
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[5]	476,606	477,521
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[5]	234,802	238,913
Total Transport-Container		1,195,880
Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	297,000	304,602
Total Asset-Backed Securities
(Cost $38,344,357)		38,352,316

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.4%
Residential Mortgage Backed Securities - 6.1%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60[5,6]	708,767	720,384
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	566,346	600,516
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[5,6]	924,890	939,962
2019-1, 2.94% (WAC) due 06/25/49[5,6]	14,042	14,125
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.23% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	1,428,923	918,064
FKRT
2020-C2A, 3.25% due 12/30/23†††,8	809,126	810,097

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.4% (continued)
Residential Mortgage Backed Securities - 6.1% (continued)
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[6,8]	$439,125	$440,308
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[6,8]	300,000	299,793
Home Equity Loan Trust
2007-FRE1, 0.30% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	771,258	726,761
NovaStar Mortgage Funding Trust Series
2007-2, 0.31% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	654,815	641,947
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.25% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	487,454	457,762
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	439,909	440,667
HarborView Mortgage Loan Trust
2006-14, 0.26% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	467,781	438,762
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[5,6]	416,988	419,980
Homeward Opportunities Fund I Trust
2019-2, 2.70% (WAC) due 09/25/59[5,6]	394,558	396,854
CSMC Series
2015-12R, 0.63% (WAC) due 11/30/37[5,6]	360,440	359,565
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[5,6]	341,852	345,737
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	2,163,823	342,273
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.10% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	269,296	231,325
CIT Mortgage Loan Trust
2007-1, 1.46% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	119,913	120,538
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	76,323	77,816
Morgan Stanley Re-REMIC Trust
2010-R5, 1.55% due 06/26/36[5]	55,733	51,235
Total Residential Mortgage Backed Securities		9,794,471
Military Housing - 1.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 3.48% (WAC) due 11/25/55[5,6]	941,152	1,042,918
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]	941,430	1,038,246
Total Military Housing		2,081,164
Commercial Mortgage Backed Securities - 1.0%
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53[6,9]	9,986,062	480,392
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.44% (WAC) due 01/15/59[6,9]	3,822,963	211,417
2015-NXS1, 2.63% due 05/15/48	61,601	61,580
Life Mortgage Trust
2021-BMR, 2.46% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38[5,6]	250,000	250,400
Citigroup Commercial Mortgage Trust
2016-GC37, 1.70% (WAC) due 04/10/49[6,9]	3,377,132	231,747
CFCRE Commercial Mortgage Trust
2016-C3, 0.99% (WAC) due 01/10/48[6,9]	5,653,383	230,734

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.4% (continued)
Commercial Mortgage Backed Securities - 1.0% (continued)
COMM Mortgage Trust
2015-CR26, 0.93% (WAC) due 10/10/48[6,9]	$6,231,062	$213,649
Total Commercial Mortgage Backed Securities		1,679,919
Government Agency - 1.0%
Fannie Mae
3.83% due 05/01/49	1,000,000	1,107,860
Fannie Mae-Aces
2020-M23, 1.50% (WAC) due 03/25/35[6,9]	3,762,184	486,590
Total Government Agency		1,594,450
Total Collateralized Mortgage Obligations
(Cost $14,998,101)		15,150,004

SENIOR FLOATING RATE INTERESTS††,6 - 6.5%
Industrial - 1.4%
Berlin Packaging LLC
3.12% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	475,508	466,421
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	400,000	400,500
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	250,000	265,353
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	260,000	258,092
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	199,001	199,300
Berry Global, Inc.
1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	150,000	148,663
TransDigm, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	129,020	126,224
Anchor Packaging LLC
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	99,747	99,747
American Residential Services LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27	100,000	99,625
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	99,744	98,560
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	80,299	80,198
Total Industrial		2,242,683
Consumer, Cyclical - 1.1%
MB2 Dental Solutions LLC
6.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/29/27†††	331,934	325,483
6.19% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/29/27	12,561	12,317
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	297,750	299,611
BGIS (BIFM CA Buyer, Inc.)
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	297,102	294,874
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	277,580	276,490
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	200,000	199,438
Intrawest Resorts Holdings, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	198,972	195,366
SP PF Buyer LLC
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	149,618	144,132
New Trojan Parent, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	100,000	99,375
Total Consumer, Cyclical		1,847,086
Consumer, Non-cyclical - 1.1%
B&G Foods, Inc.
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/12/26	250,000	249,500
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	250,000	248,645

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.5% (continued)
Consumer, Non-cyclical - 1.1% (continued)
Packaging Coordinators Midco, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	$200,000	$199,750
Avantor Funding, Inc.
3.25% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.25%) due 11/08/27	150,000	149,925
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	131,489	131,817
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	130,000	130,325
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	100,000	99,875
PPD, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 01/13/28	100,000	99,411
Sunshine Investments B.V.
3.45% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/28/25	100,000	99,333
Option Care Health, Inc.
due 08/06/26	99,747	99,312
Elanco Animal Health, Inc.
1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	97,090	95,737
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	90,000	89,393
Total Consumer, Non-cyclical		1,693,023
Financial - 0.9%
Citadel Securities, LP
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	450,000	444,748
Jane Street Group LLC
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	300,000	296,532
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26†††	156,069	153,870
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27†††	149,250	147,944
USI, Inc.
3.45% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	149,248	147,675
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	99,749	99,733
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25% and 1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/19/28	100,000	99,188
Total Financial		1,389,690
Technology - 0.8%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	398,000	397,753
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	220,000	219,635
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27†††	30,000	30,125
RealPage, Inc.
3.75% due 02/18/28	150,000	149,229
Sabre GLBL, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	99,750	100,686
E2open LLC
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 02/04/28	100,000	99,813
Imprivata, Inc.
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/01/27	100,000	99,703
Dun & Bradstreet
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	99,499	98,877
Peraton Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	90,583	90,508
Total Technology		1,286,329
Communications - 0.7%
UPC Financing Partnership
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29	350,000	348,876
Nielsen Finance LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	249,932	249,425

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.5% (continued)
Communications - 0.7% (continued)
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	$200,000	$200,000
ProQuest, LLC
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	150,000	148,950
Xplornet Communications, Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	148,875	148,759
Alchemy Copyrights LLC
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 03/10/28†††	99,750	99,750
Total Communications		1,195,760
Basic Materials - 0.3%
Illuminate Buyer LLC
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	249,375	248,024
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	120,222	120,071
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	77,274	77,241
Total Basic Materials		445,336
Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	388,045	389,178
Total Senior Floating Rate Interests
(Cost $10,409,095)		10,489,085

U.S. GOVERNMENT SECURITIES†† - 5.1%
U.S. Treasury Notes
1.13% due 02/15/31	5,003,000	4,723,145
U.S. Treasury Strips
due 02/15/50[10,11,12]	5,120,000	2,499,401
U.S. Treasury Bonds
due 08/15/50[11,12,13]	2,050,000	989,607
Total U.S. Government Securities
(Cost $9,183,417)		8,212,153

FEDERAL AGENCY BONDS†† - 2.8%
Fannie Mae Principal Strips
due 07/15/37[11,12]	2,500,000	1,669,750
Freddie Mac Principal Strips
due 07/15/32[11,12]	1,950,000	1,534,188
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,133,634
Tennessee Valley Authority Principal Strips
due 01/15/48[11,12]	500,000	219,128
Total Federal Agency Bonds
(Cost $3,898,239)		4,556,700

MUNICIPAL BONDS†† - 1.6%
California - 0.8%
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	387,471
State of California General Obligation Unlimited
7.55% due 04/01/39	100,000	161,545
7.35% due 11/01/39	100,000	153,527
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[11]	700,000	289,408
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	250,000	254,390
Total California		1,246,341
Texas - 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	500,000	491,349
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	473,491
New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	307,239
Total Municipal Bonds
(Cost $2,350,858)		2,518,420

	Notional Value
OTC OPTIONS PURCHASED†† - 0.4%
Call options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	40,900,000	379,552
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	21,400,000	198,592
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	15,700,000	115,866
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	33,210
Total OTC Options Purchased
(Cost $175,770)		727,220
Total Investments - 103.8%
(Cost $164,613,700)		$167,892,995
Other Assets & Liabilities, net - (3.8)%		(6,163,840)
Total Net Assets - 100.0%		$161,729,155

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.14%	Annually	05/28/25	$5,000,000	$(104,118)	$268	$(104,386)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.76%	Annually	01/05/31	1,600,000	(121,285)	143	(121,428)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.77%	Annually	11/12/30	3,000,000	(217,803)	215	(218,018)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.68%	Annually	12/02/30	3,200,000	(262,076)	315	(262,391)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.78%	Annually	12/23/30	4,000,000	(291,936)	323	(292,259)
								$(997,218)	$1,264	$(998,482)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.39% (1 Month USD LIBOR - 0.50%)	Monthly	05/04/21	20,120	$1,754,062	$5,030

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	4,780,000	BRL	07/01/21	$1,134,051	$844,572	$289,479
Bank of America, N.A.	176,088,000	JPY	08/02/21	1,737,682	1,592,230	145,452
Goldman Sachs International	1,300,000	BRL	07/01/21	304,557	229,695	74,862
Morgan Stanley Capital Services LLC	88,044,000	JPY	08/02/21	864,108	796,115	67,993
Citibank, N.A.	88,044,000	JPY	05/06/21	858,631	795,415	63,216
JPMorgan Chase Bank, N.A.	900,000	BRL	07/01/21	213,802	159,020	54,782
Goldman Sachs International	45,222,600	JPY	12/20/21	446,820	409,758	37,062
Barclays Bank plc	35,017,500	JPY	06/01/21	342,771	316,423	26,348
Goldman Sachs International	22,600	JPY	06/21/21	221	204	17
Bank of America, N.A.	353,500	ILS	04/30/21	102,806	105,870	(3,064)
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	193,983	(3,188)
Citibank, N.A.	676,700	ILS	04/30/21	197,663	202,666	(5,003)
Goldman Sachs International	1,107,750	ILS	01/31/22	327,439	333,904	(6,465)
Goldman Sachs International	1,148,550	EUR	07/30/21	1,334,184	1,350,229	(16,045)
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,342	1,255,319	(27,977)
						$697,469

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	2,610,850	ILS	04/30/21	$728,189	$781,927	$53,738
Goldman Sachs International	1,751,300	ILS	01/31/22	477,074	527,888	50,814
JPMorgan Chase Bank, N.A.	2,610,850	ILS	04/30/21	735,658	781,927	46,269
Goldman Sachs International	1,148,550	EUR	07/30/21	1,317,961	1,350,229	32,268
Barclays Bank plc	22,600	JPY	06/21/21	214	204	(10)
JPMorgan Chase Bank, N.A.	35,017,500	JPY	06/01/21	328,648	316,423	(12,225)
Barclays Bank plc	45,222,600	JPY	12/20/21	431,061	409,758	(21,303)
Goldman Sachs International	88,044,000	JPY	05/06/21	825,310	795,415	(29,895)
JPMorgan Chase Bank, N.A.	2,339,000	BRL	07/01/21	453,295	413,275	(40,020)
Citibank, N.A.	4,641,000	BRL	07/01/21	890,026	820,012	(70,014)
JPMorgan Chase Bank, N.A.	264,132,000	JPY	08/02/21	2,500,540	2,388,345	(112,195)
						$(102,573)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2021.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Perpetual maturity.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $74,351,238 (cost $73,983,641), or 46.0% of total net assets.
[6]	Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,939,824 (cost $2,017,120), or 1.2% of total net assets — See Note 6.
[9]	Security is an interest-only strip.
[10]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2021.
[11]	Zero coupon rate security.
[12]	Security is a principal-only strip.
[13]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2021, the total market value of segregated or earmarked securities was $989,607 — See Note 2.

BofA — Bank of America

BRL — Brazilian Real

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,335,571	$—	$—	$2,335,571
Preferred Stocks	—	3,659,036	—	3,659,036
Warrants	69,356	—	—	69,356
Mutual Funds	6,720,500	—	—	6,720,500
Money Market Fund	1,016,159	—	—	1,016,159
Corporate Bonds	—	72,134,539	1,951,936	74,086,475
Asset-Backed Securities	—	36,602,316	1,750,000	38,352,316
Collateralized Mortgage Obligations	—	14,339,907	810,097	15,150,004
Senior Floating Rate Interests	—	9,531,913	957,172	10,489,085
U.S. Government Securities	—	8,212,153	—	8,212,153
Federal Agency Bonds	—	4,556,700	—	4,556,700
Municipal Bonds	—	2,518,420	—	2,518,420
Options Purchased	—	727,220	—	727,220
Credit Index Swap Agreements**	—	5,030	—	5,030
Forward Foreign Currency Exchange Contracts**	—	942,300	—	942,300
Total Assets	$10,141,586	$153,229,534	$5,469,205	$168,840,325

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$998,482	$—	$998,482
Forward Foreign Currency Exchange Contracts**	—	347,404	—	347,404
Unfunded Loan Commitments (Note 5)	—	—	2,766	2,766
Total Liabilities	$—	$1,345,886	$2,766	$1,348,652

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $375,068 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$1,750,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	810,097	Model Price	Purchase Price	—	—
Corporate Bonds	1,264,025	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	687,911	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	447,694	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	325,483	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	153,870	Yield Analysis	Yield	6.8%	—
Senior Floating Rate Interests	30,125	Third Party Pricing	Vendor Price	—	—
Total Assets	$5,469,205
Liabilities:
Unfunded Loan Commitments	$2,766	Model Price	Purchase Price	—	—

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2021, the Fund had assets with a total value of $2,811,911 transfer into Level 3 from Level 2 due to a lack of observable inputs and had assets with a total value of $131,817 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:

	Assets					Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$250,000	$-	$2,044,938	$763,890	$3,058,828	$(1,282)
Purchases/(Receipts)	-	-	-	354,995	354,995	(2,028)
(Sales, maturities and paydowns)/Fundings	-	-	-	(542,142)	(542,142)	441
Amortization of premiums/discounts	-	-	-	28,720	28,720	-
Total realized gains (losses) included in earnings	-	-	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	-	-	(93,002)	(18,288)	(111,290)	103
Transfers into Level 3	1,500,000	810,097	-	501,814	2,811,911	-
Transfers out of Level 3	-	-	-	(131,817)	(131,817)	-
Ending Balance	$1,750,000	$810,097	$1,951,936	$957,172	$5,469,205	$(2,766)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2021	$-	-	$(93,002)	$143	$(92,859)	$105

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	5,097,370	4,240	(5,111,985)	56,945	(46,570)	–	–	–
Guggenheim Total Return Bond Fund — R6-Class	6,977,737	48,719	–	–	(305,956)	6,720,500	236,471	50,114
Guggenheim Ultra Short Duration Fund — Institutional Class	2,084,004	933	(2,087,025)	9,224	(7,136)	–	–	1,043
	$14,159,111	$53,892	$(7,199,010)	$66,169	$(359,662)	$6,720,500		$51,157

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 0.0%
Industrial - 0.0%
BP Holdco LLC*,†††,1	11,609	$4,093
Vector Phoenix Holdings, LP*,†††	11,609	1,314
API Heat Transfer Parent LLC*,†††	170,114	17
Total Industrial		5,424
Consumer Products - 0.0%
Fashion Holdings Intermediate Inc.*	7	175
Total Common Stocks
(Cost $88,703)		5,599

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	–
Total Preferred Stocks
(Cost $28,949)		–

MONEY MARKET FUND† - 13.1%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	5,609,641	5,609,641
Total Money Market Fund
(Cost $5,609,641)		5,609,641

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 92.1%
Consumer, Non-cyclical - 19.5%
Aramark Services, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	$500,000	494,065
DaVita, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	494,987	491,790
Froneri US, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	496,250	489,079
Bombardier Recreational Products, Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	485,605	479,613
Elanco Animal Health, Inc.
1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	485,450	478,687
JBS USA Lux SA
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	468,578	465,359
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	450,000	449,437
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	448,518	447,957
US Foods, Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	444,375	435,061
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28	400,000	399,832
Triton Water Holdings, Inc.
due 03/16/28	400,000	398,124
Grifols Worldwide Operations USA, Inc.
2.08% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	396,119	391,485
Hearthside Group Holdings LLC
3.80% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	385,260	381,168
Valeant Pharmaceuticals International, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	375,000	372,611
Packaging Coordinators Midco, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	290,566	290,203
Diamond (BC) BV
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	290,250	288,587
Syneos Health, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/01/24	246,754	244,903
Sigma Holding BV (Flora Food)
3.26% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	243,750	240,155
Springs Window Fashions
4.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	107,396	106,814
8.61% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	99,500
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	192,965	192,000

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.1% (continued)
Consumer, Non-cyclical - 19.5% (continued)
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	$180,000	$178,785
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	150,000	149,187
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	149,625	147,327
Endo Luxembourg Finance Company I SARL
due 03/11/28	100,000	98,875
Hayward Industries, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	90,414	90,245
Total Consumer, Non-cyclical		8,300,849
Industrial - 19.4%
Reynolds Group Holdings, Inc.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	500,000	494,000
Reece Ltd.
2.21% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	495,681	493,202
Gardner Denver, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	496,250	489,427
Altra Industrial Motion Corp.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	489,925	485,883
TransDigm, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	492,497	481,982
USIC Holding, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/08/23	484,104	481,078
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	448,875	447,798
American Builders & Contractors Supply Co., Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/15/27	444,375	440,487
Cushman & Wakefield US Borrower LLC
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	448,869	439,237
Berry Global, Inc.
1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	417,275	413,557
Genesee & Wyoming, Inc.
2.20% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	396,992	395,381
LTI Holdings, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	393,980	387,495
WP CPP Holdings LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	377,132	366,289
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	250,000	265,352
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	250,000	250,313
BWAY Holding Co.
3.44% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	255,433	249,685
Hillman Group, Inc.
due 02/24/28	249,367	247,913
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	226,610	225,194
CPG International LLC
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 05/06/24	199,652	199,402
Titan Acquisition Ltd. (Husky)
3.27% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	194,499	190,285
Filtration Group Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	185,512	182,683
DG Investment Intermediate Holdings 2, Inc.
due 03/17/28	170,000	169,045

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.1% (continued)
Industrial - 19.4% (continued)
Ravago Holdings America, Inc.
2.61% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/04/28	$150,000	$149,250
Berlin Packaging LLC
3.12% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	148,473	145,636
API Heat Transfer
12.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 01/01/24†††,3	178,621	75,914
12.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 10/02/23†††,3	32,824	24,618
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	99,501	99,650
Total Industrial		8,290,756
Communications - 15.7%
GTT Communications, Inc.
2.86% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	632,125	530,062
CSC Holdings, LLC
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	508,320	500,802
SFR Group S.A.
3.79% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	480,122	475,220
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	431,769	426,644
Virgin Media Bristol LLC
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	415,406	411,347
McGraw Hill LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	404,470	403,628
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	399,000	398,593
Zayo Group Holdings, Inc.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	398,005
Ziggo Financing Partnership
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	395,636
Telenet Financing USD LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	394,600
UPC Financing Partnership
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29	350,000	348,876
ProQuest, LLC
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	283,083	281,101
Nielsen Finance LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	270,654	270,105
Xplornet Communications, Inc.
4.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	248,125	247,932
WMG Acquisition Corp.
2.23% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/12/28	247,365	246,205
Internet Brands, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	247,331	244,363
Altice US Finance I Corp.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	196,000	193,060
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	193,000	184,315
Authentic Brands
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	168,270	167,700
GTT Communications BV
8.50% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) (in-kind rate was 2.50%) due 12/28/21[3]	161,177	163,394
Total Communications		6,681,588
Consumer, Cyclical - 13.4%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	511,261	498,694
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	56,458
Power Solutions (Panther)
3.61% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	557,545	551,272

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.1% (continued)
Consumer, Cyclical - 13.4% (continued)
Whatabrands, LLC
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	$479,805	$476,341
Mavis Tire Express Services Corp.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	437,368	435,338
First Brands Group LLC
due 03/19/27	400,000	399,500
Go Daddy Operating Company LLC
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	398,623	395,322
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	390,939	389,403
Navistar Inc.
3.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	384,356	384,260
Intrawest Resorts Holdings, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	357,690	351,209
PetSmart LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/11/28	350,000	349,195
1011778 BC Unlimited Liability Co.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	346,500	339,896
IBC Capital Ltd.
3.94% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	339,403	336,179
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	250,000	246,980
Wyndham Hotels & Resorts, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	146,625	144,955
Prime Security Services Borrower, LLC
3.50% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75% and 12 Month USD LIBOR + 2.75% , Rate Floor: 3.50%) due 09/23/26	134,031	133,402
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28	100,000	100,417
Playtika Holding Corp.
due 03/13/28	100,000	99,375
EG Finco Ltd.
4.20% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,867	37,211
Belk, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 07/31/25†††	11,962	11,932
Total Consumer, Cyclical		5,737,339
Financial - 11.1%
Delos Finance SARL (International Lease Finance)
1.95% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	490,000	488,599
HUB International Ltd.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	491,162	483,907
Trans Union LLC
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/13/26	466,349	462,851
Virtu Financial, Inc.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	430,000	428,482
Ryan Specialty Group LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/01/27	397,751	397,086
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25% and 1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/19/28	400,000	396,752
Focus Financial Partners LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	397,954	393,358
NFP Corp.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	388,639	382,444
LPL Holdings, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/12/26	352,217	350,456

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.1% (continued)
Financial - 11.1% (continued)
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	$250,000	$250,158
Citadel Securities, LP
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	250,000	247,082
Aretec Group, Inc.
4.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	244,375	243,840
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	150,000	149,353
Jane Street Group LLC
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	80,391	79,462
Total Financial		4,753,830
Technology - 7.4%
Dun & Bradstreet
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	448,875	446,070
WEX, Inc.
due 03/19/28	400,000	398,500
Informatica LLC
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	356,400	353,371
Verscend Holding Corp.
due 08/27/25	250,000	249,717
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	211,246	210,507
Tech Data Corp.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/25	199,500	199,891
Project Ruby Ultimate Parent Corp.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	200,000	199,084
Solera LLC
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	172,653	171,542
Boxer Parent Co., Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	171,199	170,343
RealPage, Inc.
due 02/18/28	150,000	149,229
Emerald TopCo, Inc. (Press Ganey)
3.71% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	147,750	146,346
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	136,965	135,039
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	125,483	125,024
Peraton Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	108,699	108,609
Brave Parent Holdings, Inc.
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	97,494	97,413
Total Technology		3,160,685
Basic Materials - 4.3%
Asplundh Tree Expert LLC
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 09/07/27†††	498,750	499,179
Messer Industries USA, Inc.
2.70% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	388,844	385,395
PQ Corp.
2.46% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	330,947	328,190
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	214,085	213,817
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	164,499	162,784
INEOS Ltd.
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	150,000	149,438

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.1% (continued)
Basic Materials - 4.3% (continued)
Alpha 3 BV (Atotech)
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/05/28	$100,000	$99,625
Total Basic Materials		1,838,428
Energy - 0.9%
Buckeye Partners, LP
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/01/26	397,000	394,932
Utilities - 0.4%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	178,650	179,172
Total Senior Floating Rate Interests
(Cost $39,551,477)		39,337,579

SENIOR FIXED RATE INTERESTS - 0.1%
Consumer, Cyclical - 0.1%
Belk, Inc.
13.00% (in-kind rate was 8.00%) due 07/31/25[3]	48,866	31,274
Total Senior Fixed Rate Interests
(Cost $49,480)		31,274
Total Investments - 105.3%
(Cost $45,328,250)		$44,984,093
Other Assets & Liabilities, net - (5.3)%		(2,269,967)
Total Net Assets - 100.0%		$42,714,126

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2021.
[3]	Payment-in-kind security.
[4]	Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

LIBOR — London Interbank Offered Rate

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$175	$—	$5,424		$5,599
Preferred Stocks	—	—	—	*	—
Money Market Fund	5,609,641	—	—		5,609,641
Senior Floating Rate Interests	—	38,007,540	1,330,039		39,337,579
Senior Fixed Rate Interests	—	31,274	—		31,274
Total Assets	$5,609,816	$38,038,814	$1,335,463		$44,984,093

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$2,051	$2,051

*	Security has a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$5,407	Enterprise Value	Valuation Multiple	2.9x-10.4x	4.7x
Common Stocks	17	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	830,860	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	499,179	Third Party Pricing	Vendor Price	—	—
Total Assets	$1,335,463
Liabilities:
Unfunded Loan Commitments	$2,051	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2021, the Fund had securities with a total value of $1,001,266 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$432,181	$20,114	$18,500	$470,795	$(383)
Purchases/(Receipts)	7,272	-	-	7,272	(1,517)
(Sales, maturities and paydowns)/Fundings	(16,161)	(1,700)	-	(17,861)	6
Amortization of premiums/discounts	(1,954)	-	-	(1,954)	-
Total realized gains (losses) included in earnings	(2,251)	(817)	-	(3,068)	-
Total change in unrealized appreciation (depreciation) included in earnings	(90,314)	(12,173)	(18,500)	(120,987)	(157)
Transfers into Level 3	1,001,266	-	-	1,001,266	-
Ending Balance	$1,330,039	$5,424	$-	$1,335,463	$(2,051)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2021	$(89,682)	$(12,998)	$(18,500)	$(121,180)	$(157)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21
Common Stock
BP Holdco LLC*	$4,093	$–	$–	$–	$–	$4,093	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.9%
Consumer, Non-cyclical - 5.2%
Charles River Laboratories International, Inc.*	1,513	$438,513
Encompass Health Corp.	4,761	389,926
Molina Healthcare, Inc.*	1,581	369,575
Bio-Techne Corp.	931	355,577
United Therapeutics Corp.*	2,073	346,751
Humana, Inc.	752	315,276
Masimo Corp.*	1,339	307,515
Exelixis, Inc.*	13,161	297,307
Hill-Rom Holdings, Inc.	2,578	284,817
Jazz Pharmaceuticals plc*	1,612	264,964
Syneos Health, Inc.*	3,488	264,565
United Rentals, Inc.*	769	253,239
Darling Ingredients, Inc.*	3,388	249,289
Integra LifeSciences Holdings Corp.*	3,607	249,208
Repligen Corp.*	1,233	239,708
Chemed Corp.	520	239,106
Service Corporation International	4,419	225,590
STERIS plc	1,178	224,385
Boston Beer Company, Inc. — Class A*	178	214,718
WEX, Inc.*	1,014	212,149
Flowers Foods, Inc.	8,853	210,701
DaVita, Inc.*	1,924	207,349
Arrowhead Pharmaceuticals, Inc.*	3,087	204,699
Hologic, Inc.*	2,630	195,619
Quanta Services, Inc.	2,167	190,653
Globus Medical, Inc. — Class A*	3,081	190,005
Penumbra, Inc.*	678	183,453
Regeneron Pharmaceuticals, Inc.*	379	179,320
LHC Group, Inc.*	922	176,296
HealthEquity, Inc.*	2,459	167,212
FTI Consulting, Inc.*	1,189	166,591
McKesson Corp.	848	165,394
Emergent BioSolutions, Inc.*	1,760	163,521
Amedisys, Inc.*	605	160,198
Halozyme Therapeutics, Inc.*	3,801	158,464
Incyte Corp.*	1,880	152,788
ICU Medical, Inc.*	709	145,657
Medpace Holdings, Inc.*	877	143,872
Quidel Corp.*	1,063	135,990
PerkinElmer, Inc.	965	123,800
Select Medical Holdings Corp.*	3,104	105,846
Biogen, Inc.*	370	103,507
Kimberly-Clark Corp.	687	95,528
Vertex Pharmaceuticals, Inc.*	430	92,403
Cardinal Health, Inc.	1,512	91,854
Haemonetics Corp.*	806	89,474
FleetCor Technologies, Inc.*	328	88,110
Helen of Troy Ltd.*	226	47,609
Total Consumer, Non-cyclical		9,878,091
Industrial - 3.9%
Cognex Corp.	4,608	382,418
UFP Industries, Inc.	4,629	351,063
Timken Co.	4,204	341,239
Hubbell, Inc.	1,717	320,890
Knight-Swift Transportation Holdings, Inc.	6,650	319,799
Carlisle Companies, Inc.	1,929	317,475
Agilent Technologies, Inc.	2,419	307,552
AGCO Corp.	2,089	300,085
Lincoln Electric Holdings, Inc.	2,263	278,213
Hillenbrand, Inc.	5,450	260,019
Curtiss-Wright Corp.	2,075	246,095
Energizer Holdings, Inc.	4,721	224,059
II-VI, Inc.*	3,239	221,450
Lennox International, Inc.	700	218,113
TE Connectivity Ltd.	1,668	215,355
TopBuild Corp.*	1,015	212,571
Axon Enterprise, Inc.*	1,489	212,063
Toro Co.	1,933	199,370
Woodward, Inc.	1,638	197,592
Graco, Inc.	2,705	193,732
Masco Corp.	3,223	193,058
Regal Beloit Corp.	1,351	192,761
Trex Company, Inc.*	2,035	186,284
Werner Enterprises, Inc.	3,645	171,935
Parker-Hannifin Corp.	544	171,594
Nordson Corp.	820	162,917
XPO Logistics, Inc.*	1,295	159,673
Simpson Manufacturing Company, Inc.	1,454	150,824
Waters Corp.*	509	144,643
Middleby Corp.*	799	132,434
Builders FirstSource, Inc.*	2,771	128,491
Clean Harbors, Inc.*	1,421	119,449
Tetra Tech, Inc.	700	95,004
Total Industrial		7,328,220
Consumer, Cyclical - 2.8%
Williams-Sonoma, Inc.	2,756	493,750
Gentex Corp.	12,340	440,168
AutoZone, Inc.*	199	279,456
Lithia Motors, Inc. — Class A	700	273,063
Deckers Outdoor Corp.*	778	257,067
MSC Industrial Direct Company, Inc. — Class A	2,810	253,434
Brunswick Corp.	2,508	239,188
Polaris, Inc.	1,746	233,091
Best Buy Company, Inc.	2,005	230,194
Tempur Sealy International, Inc.	6,242	228,208
RH*	377	224,918
Mattel, Inc.*	11,045	220,016
Casey's General Stores, Inc.	940	203,218
Five Below, Inc.*	989	188,691
PulteGroup, Inc.	3,267	171,321
Visteon Corp.*	1,351	164,754
Churchill Downs, Inc.	648	147,368
Cummins, Inc.	519	134,478
Toll Brothers, Inc.	2,145	121,686
O'Reilly Automotive, Inc.*	239	121,233
Ollie's Bargain Outlet Holdings, Inc.*	1,375	119,625
Scotts Miracle-Gro Co. — Class A	430	105,337
Texas Roadhouse, Inc. — Class A*	979	93,925
IAA, Inc.*	1,703	93,904
YETI Holdings, Inc.*	1,290	93,151

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.9% (continued)
Consumer, Cyclical - 2.8% (continued)
Fox Factory Holding Corp.*	716	$90,975
Total Consumer, Cyclical		5,222,219
Technology - 2.3%
Fair Isaac Corp.*	797	387,382
PTC, Inc.*	2,735	376,473
CDK Global, Inc.	5,913	319,657
Cree, Inc.*	2,725	294,654
MKS Instruments, Inc.	1,538	285,176
Cerner Corp.	3,869	278,104
J2 Global, Inc.*	2,193	262,853
Cirrus Logic, Inc.*	2,930	248,435
CACI International, Inc. — Class A*	873	215,334
MAXIMUS, Inc.	2,268	201,943
Lumentum Holdings, Inc.*	2,179	199,052
ACI Worldwide, Inc.*	4,782	181,955
Science Applications International Corp.	1,976	165,174
Cognizant Technology Solutions Corp. — Class A	2,112	164,989
Manhattan Associates, Inc.*	1,374	161,280
Qorvo, Inc.*	871	159,132
Blackbaud, Inc.*	2,015	143,226
Synaptics, Inc.*	1,046	141,649
Silicon Laboratories, Inc.*	774	109,188
Total Technology		4,295,656
Communications - 1.0%
Ciena Corp.*	5,768	315,625
Viavi Solutions, Inc.*	18,891	296,589
New York Times Co. — Class A	5,394	273,044
FactSet Research Systems, Inc.	719	221,876
Cable One, Inc.	101	184,664
Corning, Inc.	3,593	156,331
Motorola Solutions, Inc.	660	124,113
TEGNA, Inc.	6,180	116,370
F5 Networks, Inc.*	553	115,367
eBay, Inc.	1,619	99,148
Total Communications		1,903,127
Financial - 1.0%
Stifel Financial Corp.	4,511	288,943
RenaissanceRe Holdings Ltd.	1,362	218,260
Primerica, Inc.	1,368	202,218
SLM Corp.	10,348	185,954
Brown & Brown, Inc.	4,007	183,160
PacWest Bancorp	4,421	168,661
Interactive Brokers Group, Inc. — Class A	2,082	152,069
Brighthouse Financial, Inc.*	2,989	132,263
Camden Property Trust REIT	850	93,424
CyrusOne, Inc. REIT	1,371	92,844
PROG Holdings, Inc.	1,894	81,991
Total Financial		1,799,787
Energy - 0.6%
SolarEdge Technologies, Inc.*	1,369	393,505
First Solar, Inc.*	3,580	312,534
Sunrun, Inc.*	4,703	284,438
Antero Midstream Corp.	8,477	76,547
Total Energy		1,067,024
Basic Materials - 0.1%
Cleveland-Cliffs, Inc.*	8,160	164,098
RPM International, Inc.	1,059	97,269
Total Basic Materials		261,367
Total Common Stocks
(Cost $26,726,905)		31,755,491

MUTUAL FUNDS† - 79.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,200,590	41,837,874
Guggenheim Strategy Fund III[1]	1,619,949	40,725,511
Guggenheim Variable Insurance Strategy Fund III[1]	1,620,064	40,598,796
Guggenheim Strategy Fund II1	1,026,086	25,631,618
Total Mutual Funds
(Cost $148,067,253)		148,793,799

MONEY MARKET FUND† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	4,820,810	4,820,810
Total Money Market Fund
(Cost $4,820,810)		4,820,810
Total Investments - 98.6%
(Cost $179,614,968)		$185,370,100
Other Assets & Liabilities, net - 1.4%		2,615,851
Total Net Assets - 100.0%		$187,985,951

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	4	Jun 2021	$793,700	$3,226
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2021	523,390	(2,193)
S&P MidCap 400 Index Mini Futures Contracts	9	Jun 2021	2,345,940	(33,285)
			$3,663,030	$(32,252)

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	0.22% (3 Month USD LIBOR - 0.02%)	At Maturity	04/07/21	31,031	$152,941,248	$23,106,924

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,755,491	$—	$—	$31,755,491
Mutual Funds	148,793,799	—	—	148,793,799
Money Market Fund	4,820,810	—	—	4,820,810
Equity Futures Contracts**	3,226	—	—	3,226
Equity Index Swap Agreements**	—	23,106,924	—	23,106,924
Total Assets	$185,373,326	$23,106,924	$—	$208,480,250

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$35,478	$—	$—	$35,478

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,620,773	$5,999,201	$–	$–	$11,644	$25,631,618	1,026,086	$77,138
Guggenheim Strategy Fund III	40,513,796	147,281	–	–	64,434	40,725,511	1,619,949	151,935
Guggenheim Ultra Short Duration Fund — Institutional Class	53,557,922	441,922	(12,077,995)	255,608	(339,583)	41,837,874	4,200,590	116,764
Guggenheim Variable Insurance Strategy Fund III	40,422,360	144,302	–	–	32,134	40,598,796	1,620,064	148,644
	$154,114,851	$6,732,706	$(12,077,995)	$255,608	$(231,371)	$148,793,799		$494,481

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 81.0%
SPDR S&P 500 ETF Trust	20,909	$8,286,864
Vanguard S&P 500 ETF	21,606	7,871,066
Schwab U.S. Aggregate Bond ETF	128,562	6,935,920
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,033	2,995,442
iShares MSCI EAFE ETF	35,190	2,669,865
iShares Core S&P Mid-Cap ETF	10,157	2,643,664
iShares 7-10 Year Treasury Bond ETF	18,601	2,100,611
iShares 1-3 Year Treasury Bond ETF	23,731	2,046,799
iShares TIPS Bond ETF	3,987	500,368
iShares iBoxx High Yield Corporate Bond ETF	5,736	500,064
iShares Russell 1000 Value ETF	3,287	498,145
iShares Core S&P 500 ETF	2	796
Total Exchange-Traded Funds
(Cost $25,023,018)		37,049,604

MUTUAL FUNDS† - 16.5%
Guggenheim Variable Insurance Strategy Fund III[1]	93,292	2,337,886
Guggenheim Strategy Fund III[1]	90,234	2,268,478
Guggenheim Strategy Fund II1	75,216	1,878,884
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	104,484	1,040,662
Total Mutual Funds
(Cost $7,499,826)		7,525,910

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,051,399	1,051,399
Total Money Market Fund
(Cost $1,051,399)		1,051,399

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
0.01% due 04/22/21[3,4]	$520,000	519,996
Total U.S. Treasury Bills
(Cost $519,995)		519,996
Total Investments - 100.9%
(Cost $34,094,238)		$46,146,909
Other Assets & Liabilities, net - (0.9)%		(428,448)
Total Net Assets - 100.0%		$45,718,461

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Futures Contracts	41	Jun 2021	$4,493,600	$5,528
Dow Jones Industrial Average Index Mini Futures Contracts	1	Jun 2021	164,525	2,678
S&P 500 Index Mini Futures Contracts	1	Jun 2021	198,425	2,057
Nikkei 225 (CME) Index Futures Contracts	1	Jun 2021	146,850	(4)
FTSE 100 Index Futures Contracts	1	Jun 2021	92,045	(29)
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2021	260,660	(921)
Russell 2000 Index Mini Futures Contracts	16	Jun 2021	1,778,640	(76,778)
			$7,134,745	$(67,469)

Interest Rate Futures Contracts Purchased†
U.S. Treasury 2 Year Note Futures Contracts	5	Jun 2021	1,103,711	(1,060)
U.S. Treasury 10 Year Note Futures Contracts	21	Jun 2021	2,751,984	(72,434)
			$3,855,695	$(73,494)

Equity Futures Contracts Sold Short†
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2021	$176,995	$157

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2021.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$37,049,604	$—	$—	$37,049,604
Mutual Funds	7,525,910	—	—	7,525,910
Money Market Fund	1,051,399	—	—	1,051,399
U.S. Treasury Bills	—	519,996	—	519,996
Equity Futures Contracts**	10,420	—	—	10,420
Total Assets	$45,637,333	$519,996	$—	$46,157,329

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$77,732	$—	$—	$77,732
Interest Rate Futures Contracts**	73,494	—	—	73,494
Total Liabilities	$151,226	$—	$—	$151,226

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,871,503	$5,885	$–	$–	$1,496	$1,878,884	75,216	$6,066
Guggenheim Strategy Fund III	2,256,685	8,204	–	–	3,589	2,268,478	90,234	8,463
Guggenheim Ultra Short Duration Fund — Institutional Class	1,040,355	2,396	–	–	(2,089)	1,040,662	104,484	2,451
Guggenheim Variable Insurance Strategy Fund III	2,327,726	8,310	–	–	1,850	2,337,886	93,292	8,560
	$7,496,269	$24,795	$–	$–	$4,846	$7,525,910		$25,540

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.6%
Financial - 26.0%
JPMorgan Chase & Co.	12,026	$1,830,718
Bank of America Corp.	41,246	1,595,808
Berkshire Hathaway, Inc. — Class B*	6,100	1,558,367
Voya Financial, Inc.	24,286	1,545,561
Synovus Financial Corp.	31,962	1,462,262
Wells Fargo & Co.	31,201	1,219,023
Citigroup, Inc.	14,161	1,030,213
Morgan Stanley	13,028	1,011,754
MetLife, Inc.	15,334	932,154
Allstate Corp.	7,125	818,662
Pinnacle Financial Partners, Inc.	8,768	777,371
First Horizon Corp.	44,618	754,490
Principal Financial Group, Inc.	11,835	709,627
Prudential Financial, Inc.	7,716	702,928
Hartford Financial Services Group, Inc.	10,480	699,959
BOK Financial Corp.	7,672	685,263
Alleghany Corp.*	1,079	675,767
Medical Properties Trust, Inc. REIT	30,988	659,425
KeyCorp	30,753	614,445
Park Hotels & Resorts, Inc. REIT*	28,247	609,570
Zions Bancorp North America	11,081	609,012
Charles Schwab Corp.	8,169	532,456
Physicians Realty Trust REIT	29,711	524,993
Gaming and Leisure Properties, Inc. REIT	11,540	489,642
Regions Financial Corp.	22,189	458,425
Axis Capital Holdings Ltd.	8,833	437,852
Alexandria Real Estate Equities, Inc. REIT	2,595	426,359
VICI Properties, Inc. REIT	13,634	385,024
Hilltop Holdings, Inc.	10,087	344,269
Radian Group, Inc.	14,675	341,194
Stifel Financial Corp.	5,272	337,724
Sun Communities, Inc. REIT	2,052	307,882
American International Group, Inc.	6,394	295,467
Heritage Insurance Holdings, Inc.	23,153	256,535
Mastercard, Inc. — Class A	715	254,576
Apple Hospitality REIT, Inc.	15,426	224,757
Old Republic International Corp.	9,140	199,617
Heartland Financial USA, Inc.	3,967	199,381
UMB Financial Corp.	858	79,219
Total Financial		26,597,751
Consumer, Non-cyclical - 15.7%
Tyson Foods, Inc. — Class A	27,317	2,029,653
Bunge Ltd.	18,787	1,489,245
Johnson & Johnson	8,556	1,406,178
HCA Healthcare, Inc.	6,217	1,170,910
Archer-Daniels-Midland Co.	16,063	915,591
Humana, Inc.	1,823	764,293
J M Smucker Co.	5,869	742,605
Medtronic plc	6,276	741,384
Ingredion, Inc.	8,169	734,556
Encompass Health Corp.	8,850	724,815
Quest Diagnostics, Inc.	5,569	714,725
Zimmer Biomet Holdings, Inc.	4,163	666,413
McKesson Corp.	3,206	625,298
Merck & Company, Inc.	6,587	507,792
Central Garden & Pet Co. — Class A*	7,922	411,073
Sabre Corp.*	27,673	409,837
Amgen, Inc.	1,636	407,053
Emergent BioSolutions, Inc.*	4,318	401,186
US Foods Holding Corp.*	8,453	322,228
Integer Holdings Corp.*	3,227	297,207
Pfizer, Inc.	7,912	286,652
Procter & Gamble Co.	1,893	256,369
Total Consumer, Non-cyclical		16,025,063
Consumer, Cyclical - 11.9%
Kohl's Corp.	22,521	1,342,477
Walmart, Inc.	8,159	1,108,237
DR Horton, Inc.	11,089	988,252
Lear Corp.	5,073	919,481
Penske Automotive Group, Inc.	11,376	912,810
Southwest Airlines Co.*	14,749	900,574
PVH Corp.*	8,459	894,116
Ralph Lauren Corp. — Class A*	5,600	689,696
LKQ Corp.*	13,820	585,001
PACCAR, Inc.	5,968	554,546
Home Depot, Inc.	1,752	534,798
Alaska Air Group, Inc.*	5,933	410,623
MSC Industrial Direct Company, Inc. — Class A	4,351	392,417
Abercrombie & Fitch Co. — Class A*	7,251	248,782
Urban Outfitters, Inc.*	6,291	233,962
Dick's Sporting Goods, Inc.	3,056	232,714
Methode Electronics, Inc.	5,202	218,380
Skechers USA, Inc. — Class A*	4,730	197,288
Big Lots, Inc.	2,792	190,694
Movado Group, Inc.	6,583	187,286
Dana, Inc.	7,474	181,843
Avient Corp.	3,830	181,044
Lakeland Industries, Inc.*	3,046	84,862
Total Consumer, Cyclical		12,189,883
Industrial - 11.4%
Honeywell International, Inc.	5,354	1,162,193
Johnson Controls International plc	19,318	1,152,705
Valmont Industries, Inc.	4,340	1,031,488
Knight-Swift Transportation Holdings, Inc.	21,358	1,027,106
Owens Corning	7,635	703,107
MDU Resources Group, Inc.	17,399	549,983
L3Harris Technologies, Inc.	2,536	513,997
FedEx Corp.	1,764	501,047
Jacobs Engineering Group, Inc.	3,679	475,584
General Electric Co.	30,573	401,423
Rexnord Corp.	8,337	392,589
Graphic Packaging Holding Co.	20,768	377,147
PGT Innovations, Inc.*	14,325	361,706
Plexus Corp.*	3,908	358,911
EnerSys	3,666	332,873
Altra Industrial Motion Corp.	5,805	321,133
Colfax Corp.*	7,300	319,813
Curtiss-Wright Corp.	2,055	243,723

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Industrial - 11.4% (continued)
Kirby Corp.*	3,954	$238,347
Kennametal, Inc.	5,690	227,429
Terex Corp.	4,648	214,133
GATX Corp.	2,150	199,391
Energizer Holdings, Inc.	3,610	171,330
Park Aerospace Corp.	11,271	149,003
Schneider National, Inc. — Class B	5,577	139,258
Howmet Aerospace, Inc.*	2,557	82,156
Total Industrial		11,647,575
Basic Materials - 7.4%
Huntsman Corp.	54,063	1,558,636
Nucor Corp.	15,903	1,276,534
Westlake Chemical Corp.	14,254	1,265,613
Reliance Steel & Aluminum Co.	6,554	998,109
Olin Corp.	14,020	532,339
Ashland Global Holdings, Inc.	4,903	435,239
Commercial Metals Co.	11,660	359,594
International Flavors & Fragrances, Inc.	1,983	276,847
Element Solutions, Inc.	13,397	245,031
Kraton Corp.*	5,854	214,198
Dow, Inc.	3,272	209,212
DuPont de Nemours, Inc.	2,496	192,891
Total Basic Materials		7,564,243
Energy - 7.2%
Chevron Corp.	19,271	2,019,408
Pioneer Natural Resources Co.	8,092	1,285,171
ConocoPhillips	20,031	1,061,042
Patterson-UTI Energy, Inc.	117,189	835,558
Range Resources Corp.*	70,480	728,058
Marathon Oil Corp.	51,739	552,572
Cabot Oil & Gas Corp. — Class A	29,092	546,348
Exxon Mobil Corp.	6,914	386,009
Total Energy		7,414,166
Technology - 7.1%
Micron Technology, Inc.*	20,039	1,767,640
Skyworks Solutions, Inc.	8,767	1,608,569
Qorvo, Inc.*	6,411	1,171,290
Evolent Health, Inc. — Class A*	30,098	607,980
Apple, Inc.	4,958	605,620
Intel Corp.	7,045	450,880
Amdocs Ltd.	4,891	343,104
Parsons Corp.*	6,869	277,782
Science Applications International Corp.	2,581	215,746
Cerner Corp.	2,940	211,327
DXC Technology Co.*	2,148	67,146
Total Technology		7,327,084
Utilities - 6.0%
Exelon Corp.	23,741	1,038,431
Edison International	17,606	1,031,712
Public Service Enterprise Group, Inc.	16,529	995,211
Pinnacle West Capital Corp.	10,663	867,435
Duke Energy Corp.	6,950	670,883
NiSource, Inc.	16,523	398,369
Avista Corp.	6,144	293,376
PPL Corp.	9,865	284,507
Spire, Inc.	3,738	276,201
Southwest Gas Holdings, Inc.	3,787	260,205
Total Utilities		6,116,330
Communications - 5.9%
Verizon Communications, Inc.	27,789	1,615,930
Comcast Corp. — Class A	25,395	1,374,123
Cisco Systems, Inc.	14,121	730,197
Alphabet, Inc. — Class A*	263	542,443
Infinera Corp.*	52,464	505,228
Viavi Solutions, Inc.*	22,862	358,934
T-Mobile US, Inc.*	2,842	356,074
Juniper Networks, Inc.	13,304	336,990
Ciena Corp.*	3,527	192,998
Total Communications		6,012,917
Total Common Stocks
(Cost $72,683,746)		100,895,012

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	34,927
Total Rights
(Cost $–)		34,927

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	1,086,248	1,086,248
Total Money Market Fund
(Cost $1,086,248)		1,086,248
Total Investments - 99.7%
(Cost $73,769,994)		$102,016,187
Other Assets & Liabilities, net - 0.3%		276,236
Total Net Assets - 100.0%		$102,292,423

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$100,895,012	$—	$—	$100,895,012
Rights	34,927	—	—	34,927
Money Market Fund	1,086,248	—	—	1,086,248
Total Assets	$102,016,187	$—	$—	$102,016,187

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 1.8%
Utilities - 0.8%
TexGen Power LLC*,††	7,929	$319,800
Financial - 0.4%
KKR Acquisition Holdings I Corp.*	16,530	165,465
Jefferies Financial Group, Inc.	247	7,434
MSD Acquisition Corp.*	84	853
Colicity, Inc.*	28	283
RXR Acquisition Corp.*	22	217
Soaring Eagle Acquisition Corp.*	3	30
Total Financial		174,282
Consumer, Non-cyclical - 0.3%
ATD New Holdings, Inc.*,†††	3,166	106,061
Cengage Learning Holdings II, Inc.*,††	2,107	29,498
Spectrum Brands Holdings, Inc.	6	510
Crimson Wine Group Ltd.*	24	160
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		136,229
Energy - 0.3%
Unit Corp.*	10,560	129,043
Legacy Reserves, Inc.*,†††	1,969	3,446
Permian Production Partners LLC*,†††	9,124	1
Total Energy		132,490
Information Technology - 0.0%
Bruin E&P Partnership Units*,†††	6,071	5,807
Consumer Products - 0.0%
Fashion Holdings Intermediate Inc.*	11	275
Industrial - 0.0%
BP Holdco LLC*,†††,1	523	185
Vector Phoenix Holdings, LP*,†††	523	59
Total Industrial		244
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.*	1	48
Chorus Aviation, Inc.*	3	11
Total Consumer, Cyclical		59
Total Common Stocks
(Cost $800,297)		769,186

PREFERRED STOCKS†† - 2.2%
Financial - 2.2%
Wells Fargo & Co., 4.38%	9,000	224,460
JPMorgan Chase & Co., 4.55%*	8,000	204,800
American Equity Investment Life Holding Co., 5.95%[2]	6,000	157,500
Bank of America Corp., 4.38%	6,000	150,000
First Republic Bank, 4.13%	6,000	150,000
Bank of America Corp., 4.13%	4,000	99,120
Total Financial		985,880
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	2
Total Preferred Stocks
(Cost $1,600,000)		985,882

MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	151,441	151,441
Total Money Market Fund
(Cost $151,441)		151,441

	Face Amount
CORPORATE BONDS†† - 89.3%
Consumer, Cyclical - 15.9%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	$650,000	650,000
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[4]	250,000	242,650
4.00% due 05/01/31[4]	200,000	200,000
5.75% due 05/01/28[4]	50,000	53,813
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	286,000
5.75% due 03/01/25	200,000	203,250
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	350,000	369,687
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	225,000	217,125
3.50% due 02/15/29[4]	125,000	121,719
Yum! Brands, Inc.
4.63% due 01/31/32	225,000	229,874
3.63% due 03/15/31	100,000	96,149
Boyd Gaming Corp.
8.63% due 06/01/25[4]	250,000	278,000
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	150,000	166,316
3.75% due 01/15/28[4]	100,000	98,625
Wabash National Corp.
5.50% due 10/01/25[4]	255,000	260,738
Boyne USA, Inc.
7.25% due 05/01/25[4]	247,000	256,757
Clarios Global, LP
6.75% due 05/15/25[4]	225,000	240,682
Aramark Services, Inc.
6.38% due 05/01/25[4]	225,000	238,500
Titan International, Inc.
6.50% due 11/30/23	225,000	223,875
Wolverine World Wide, Inc.
6.38% due 05/15/25[4]	200,000	213,000
Allison Transmission, Inc.
3.75% due 01/30/31[4]	200,000	193,750
Williams Scotsman International, Inc.
4.63% due 08/15/28[4]	175,000	178,063
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]	175,000	176,785
Tempur Sealy International, Inc.
4.00% due 04/15/29[4]	175,000	174,125
Scotts Miracle-Gro Co.
4.00% due 04/01/31[4]	150,000	147,900

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 89.3% (continued)
Consumer, Cyclical - 15.9% (continued)
Murphy Oil USA, Inc.
3.75% due 02/15/31[4]	$150,000	$147,439
Crocs, Inc.
4.25% due 03/15/29[4]	150,000	146,702
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	125,000	134,063
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[4]	125,000	131,362
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[4]	115,000	122,222
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	100,000	109,500
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[4]	100,000	107,676
Vail Resorts, Inc.
6.25% due 05/15/25[4]	100,000	106,625
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[4]	100,000	106,000
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	75,000	81,166
Powdr Corp.
6.00% due 08/01/25[4]	75,000	79,039
Levi Strauss & Co.
3.50% due 03/01/31[4]	75,000	72,375
Hanesbrands, Inc.
5.38% due 05/15/25[4]	50,000	52,906
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]	50,000	50,575
Total Consumer, Cyclical		6,965,033
Consumer, Non-cyclical - 15.8%
Kraft Heinz Foods Co.
5.00% due 06/04/42	350,000	392,965
4.88% due 10/01/49	200,000	223,701
4.38% due 06/01/46	125,000	130,325
5.20% due 07/15/45	25,000	28,842
US Foods, Inc.
6.25% due 04/15/25[4]	275,000	294,800
4.75% due 02/15/29[4]	150,000	150,000
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	385,000	397,512
Sabre GLBL, Inc.
9.25% due 04/15/25[4]	175,000	208,687
7.38% due 09/01/25[4]	150,000	163,463
CPI CG, Inc.
8.63% due 03/15/26[4]	325,000	340,532
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	325,000	337,600
Post Holdings, Inc.
4.50% due 09/15/31[4]	325,000	321,425
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	200,000	204,500
4.00% due 04/15/29[4]	100,000	99,500
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[4]	275,000	297,000
Tenet Healthcare Corp.
7.50% due 04/01/25[4]	200,000	215,934
5.13% due 11/01/27[4]	75,000	78,428
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[4]	250,000	239,593
5.00% due 12/31/26[4]	50,000	50,000
DaVita, Inc.
3.75% due 02/15/31[4]	300,000	287,460
Centene Corp.
4.25% due 12/15/27	125,000	131,431
3.00% due 10/15/30	100,000	99,834
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[4]	201,000	223,612
Carriage Services, Inc.
6.63% due 06/01/26[4]	200,000	210,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	200,000	194,000
Par Pharmaceutical, Inc.
7.50% due 04/01/27[4]	175,000	186,060
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	175,000	179,375
Sotheby's
7.38% due 10/15/27[4]	150,000	162,204
Rent-A-Center, Inc.
6.38% due 02/15/29[4]	150,000	159,000
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	125,000	128,620
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[4]	125,000	126,277
Syneos Health, Inc.
3.63% due 01/15/29[4]	125,000	121,562
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	100,000	101,750
Charles River Laboratories International, Inc.
4.00% due 03/15/31[4]	100,000	101,655
Central Garden & Pet Co.
4.13% due 10/15/30	100,000	101,000
Spectrum Brands, Inc.
3.88% due 03/15/31[4]	100,000	97,750

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 89.3% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Gartner, Inc.
4.50% due 07/01/28[4]	$75,000	$77,344
Prestige Brands, Inc.
3.75% due 04/01/31[4]	50,000	47,688
Total Consumer, Non-cyclical		6,911,429
Financial - 15.4%
Hunt Companies, Inc.
5.25% due 04/15/29	550,000	550,000
6.25% due 02/15/26[4]	525,000	541,748
Iron Mountain, Inc.
5.63% due 07/15/32[4]	475,000	496,375
4.88% due 09/15/29[4]	120,000	121,494
5.25% due 07/15/30[4]	75,000	77,385
NFP Corp.
6.88% due 08/15/28[4]	500,000	519,300
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]	275,000	286,687
5.50% due 04/15/29[4]	225,000	224,719
LPL Holdings, Inc.
4.00% due 03/15/29[4]	379,000	381,842
OneMain Finance Corp.
7.13% due 03/15/26	150,000	173,002
4.00% due 09/15/30	75,000	72,938
6.63% due 01/15/28	50,000	56,666
8.88% due 06/01/25	50,000	55,390
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.25% due 06/03/26[4]	325,000	341,250
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	250,000	270,312
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[4]	275,000	265,375
SBA Communications Corp.
3.13% due 02/01/29[4]	275,000	264,316
Assurant, Inc.
7.00% due 03/27/48[2]	200,000	228,000
AmWINS Group, Inc.
7.75% due 07/01/26[4]	200,000	214,000
Kennedy-Wilson, Inc.
5.00% due 03/01/31	150,000	151,913
4.75% due 03/01/29	50,000	50,625
USI, Inc.
6.88% due 05/01/25[4]	175,000	178,063
Home Point Capital, Inc.
5.00% due 02/01/26[4]	175,000	173,250
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	150,000	155,913
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	150,000	154,125
Charles Schwab Corp.
4.00% [2,5]	150,000	147,247
American Equity Investment Life Holding Co.
5.00% due 06/15/27	110,000	122,167
Goldman Sachs Group, Inc.
5.30% [2,5]	100,000	110,250
HUB International Ltd.
7.00% due 05/01/26[4]	100,000	103,841
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	100,000	89,874
Quicken Loans LLC
5.25% due 01/15/28[4]	75,000	78,938
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[4]	75,000	75,682
Total Financial		6,732,687
Communications - 13.5%
CSC Holdings LLC
4.13% due 12/01/30[4]	225,000	223,488
4.63% due 12/01/30[4]	200,000	196,723
3.38% due 02/15/31[4]	200,000	188,500
6.50% due 02/01/29[4]	150,000	165,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[4,6]	600,000	607,500
4.25% due 02/01/31[4]	100,000	100,222
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	300,000	303,393
3.63% due 01/15/29[4]	300,000	290,625
Altice France S.A.
8.13% due 02/01/27[4]	200,000	219,220
5.13% due 01/15/29[4]	200,000	202,500
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	300,000	302,625
5.50% due 05/15/29[4]	100,000	106,125
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.00% due 11/30/24[4]	318,000	320,798
Cengage Learning, Inc.
9.50% due 06/15/24[4]	290,000	295,437
Virgin Media Finance plc
5.00% due 07/15/30[4]	275,000	274,656
Sirius XM Radio, Inc.
5.50% due 07/01/29[4]	125,000	135,156
4.13% due 07/01/30[4]	125,000	125,144
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	225,000	221,445
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[4]	200,000	214,000
Telenet Finance Lux Note
5.50% due 03/01/28	200,000	210,000
Vmed O2 UK Financing I plc
4.25% due 01/31/31[4]	200,000	194,420
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	175,000	186,576
Lamar Media Corp.
4.88% due 01/15/29	100,000	104,625
3.75% due 02/15/28	75,000	74,906

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 89.3% (continued)
Communications - 13.5% (continued)
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	$150,000	$151,688
T-Mobile USA, Inc.
3.30% due 02/15/51[4]	150,000	140,186
AMC Networks, Inc.
4.25% due 02/15/29	125,000	121,563
Match Group Holdings II LLC
4.63% due 06/01/28[4]	100,000	102,176
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	100,000	98,400
TripAdvisor, Inc.
7.00% due 07/15/25[4]	50,000	54,075
Total Communications		5,931,922
Industrial - 12.2%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	250,000	280,000
6.25% due 03/15/26[4]	200,000	205,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	476,000	480,165
PowerTeam Services LLC
9.03% due 12/04/25[4]	400,000	444,120
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.38% due 12/15/23[4]	425,000	431,375
TransDigm, Inc.
6.25% due 03/15/26[4]	275,000	291,472
8.00% due 12/15/25[4]	100,000	108,900
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4,6]	400,000	392,000
Harsco Corp.
5.75% due 07/31/27[4]	377,000	385,954
Masonite International Corp.
5.38% due 02/01/28[4]	175,000	185,719
5.75% due 09/15/26[4]	150,000	156,000
Howmet Aerospace, Inc.
5.95% due 02/01/37	275,000	332,489
Standard Industries, Inc.
3.38% due 01/15/31[4]	175,000	165,812
4.38% due 07/15/30[4]	100,000	100,900
5.00% due 02/15/27[4]	50,000	52,125
EnerSys
4.38% due 12/15/27[4]	250,000	255,625
GrafTech Finance, Inc.
4.63% due 12/15/28[4]	200,000	201,126
JELD-WEN, Inc.
6.25% due 05/15/25[4]	175,000	185,937
American Woodmark Corp.
4.88% due 03/15/26[4]	156,000	159,978
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4]	75,000	78,844
5.25% due 01/15/29[4]	75,000	78,449
Amsted Industries, Inc.
4.63% due 05/15/30[4]	150,000	151,875
Arcosa, Inc.
4.38% due 04/15/29[4]	75,000	75,000
TopBuild Corp.
3.63% due 03/15/29[4]	50,000	49,375
Hillenbrand, Inc.
3.75% due 03/01/31	50,000	48,952
PGT Innovations, Inc.
6.75% due 08/01/26[4]	35,000	37,188
Total Industrial		5,334,380
Energy - 5.7%
NuStar Logistics, LP
5.63% due 04/28/27	200,000	209,219
6.38% due 10/01/30	100,000	108,000
6.00% due 06/01/26	75,000	80,857
Parkland Corp.
4.50% due 10/01/29[4]	200,000	200,690
6.00% due 04/01/26[4]	125,000	130,725
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	325,000	299,000
PDC Energy, Inc.
6.13% due 09/15/24	250,000	256,531
Indigo Natural Resources LLC
5.38% due 02/01/29[4]	250,000	246,302
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	200,000	211,000
6.88% due 01/15/29	25,000	26,831
CVR Energy, Inc.
5.75% due 02/15/28[4]	175,000	170,188
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[4]	150,000	147,375
Range Resources Corp.
5.00% due 03/15/23	120,000	121,950
Occidental Petroleum Corp.
4.63% due 06/15/45	125,000	109,008
Rattler Midstream, LP
5.63% due 07/15/25[4]	75,000	78,309
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	50,000	50,250
Basic Energy Services, Inc.
10.75% due 10/15/23[7]	175,000	35,000
Total Energy		2,481,235
Basic Materials - 5.6%
Carpenter Technology Corp.
6.38% due 07/15/28[6]	400,000	429,872
Alcoa Nederland Holding BV
7.00% due 09/30/26[4]	200,000	211,000
6.75% due 09/30/24[4]	200,000	206,700
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	235,000	240,534
6.50% due 05/01/25[4]	50,000	52,985
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	275,000	283,594

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
CORPORATE BONDS†† - 89.3% (continued)
Basic Materials - 5.6% (continued)
Valvoline, Inc.
3.63% due 06/15/31[4]	$250,000	$241,875
4.25% due 02/15/30[4]	25,000	25,500
Arconic Corp.
6.00% due 05/15/25[4]	200,000	215,557
Ingevity Corp.
4.50% due 02/01/26[4]	100,000	101,792
3.88% due 11/01/28[4]	100,000	97,000
Compass Minerals International, Inc.
6.75% due 12/01/27[4]	125,000	133,750
WR Grace & Company-Conn
4.88% due 06/15/27[4]	125,000	129,400
Clearwater Paper Corp.
4.75% due 08/15/28[4]	50,000	50,375
Mirabela Nickel Ltd.
due 06/24/19[7,8]	390,085	15,603
Total Basic Materials		2,435,537
Technology - 3.3%
NCR Corp.
8.13% due 04/15/25[4]	300,000	328,875
6.13% due 09/01/29[4]	200,000	211,750
5.13% due 04/15/29[4]	75,000	75,850
Crowdstrike Holdings, Inc.
3.00% due 02/15/29	150,000	146,655
MSCI, Inc.
3.88% due 02/15/31[4]	125,000	127,725
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	100,000	107,250
Twilio, Inc.
3.88% due 03/15/31	50,000	51,068
3.63% due 03/15/29	50,000	50,616
Open Text Holdings, Inc.
4.13% due 02/15/30[4]	100,000	101,369
Qorvo, Inc.
3.38% due 04/01/31[4]	100,000	97,989
CDK Global, Inc.
5.25% due 05/15/29[4]	50,000	53,641
PTC, Inc.
4.00% due 02/15/28[4]	50,000	50,750
Playtika Holding Corp.
4.25% due 03/15/29[4]	50,000	49,260
Total Technology		1,452,798
Utilities - 1.9%
Terraform Global Operating LLC
6.13% due 03/01/26[4]	695,000	712,375
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27	100,000	109,000
Total Utilities		821,375
Total Corporate Bonds
(Cost $38,671,074)		39,066,396

SENIOR FLOATING RATE INTERESTS††,9 - 9.6%
Consumer, Cyclical - 3.1%
PetSmart LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/11/28	300,000	299,310
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	194,244	185,503
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	182,813	164,531
BBB Industries, LLC
4.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	156,024	153,762
First Brands Group LLC
due 03/19/27	100,000	99,875
Playtika Holding Corp.
due 03/13/28	100,000	99,375
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	99,000	97,267
CCRR Parent, Inc.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/06/28	75,000	75,094
BidFair MergeRight, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 01/15/27	52,536	52,734
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28	50,000	50,208
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	28,728
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,044	18,576
Belk, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 07/31/25†††	19,162	19,114
Total Consumer, Cyclical		1,344,077
Communications - 2.2%
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	346,186	342,076

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,9 - 9.6% (continued)
Communications - 2.2% (continued)
Resource Label Group LLC
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/27/23†††	$250,000	$221,875
McGraw Hill LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	203,355	202,932
GTT Communications, Inc.
2.86% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	194,500	163,096
GTT Communications BV
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/28/21	26,399	26,762
8.50% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) (in-kind rate was 2.50%) due 12/28/21[11]	23,106	23,424
Total Communications		980,165
Consumer, Non-cyclical - 2.1%
Springs Window Fashions
8.61% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	149,250
Diamond (BC) BV
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	146,591	145,751
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	130,000	130,325
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/11/28†††	127,841	127,681
Quirch Foods Holdings LLC
6.25% (6 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 10/27/27	100,000	100,563
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	100,000	100,000
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	90,000	89,393
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	74,813	73,663
Total Consumer, Non-cyclical		916,626
Industrial - 1.2%
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	200,000	200,000
YAK MAT (YAK ACCESS LLC)
10.19% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	150,000	121,563
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	97,500	99,694
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/17/28	100,000	99,500
Total Industrial		520,757
Financial - 0.5%
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	125,000	125,079
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27†††	74,625	73,972
Total Financial		199,051
Technology - 0.2%
Peraton Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	54,350	54,304
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	40,000	39,934
4.75% (3 Month USD LIBOR + 4.00%, Rate 4.75%) due 12/17/27)†††	10,000	10,042
Total Technology		104,280
Utilities - 0.2%
RS Ivy Holdco, Inc.
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27†††	74,813	74,812
Basic Materials - 0.1%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	50,000	49,958
Energy - 0.0%
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/23/25†††,11	60,408	7,249
Total Senior Floating Rate Interests
(Cost $4,288,153)		4,196,975

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
0.04% due 05/27/21[10]	$350,000	$349,992
Total U.S. Treasury Bills
(Cost $349,980)		349,992

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Belk, Inc.
13.00% (in-kind rate was 8.00%) due 07/31/25[11]	78,277	50,097
Total Senior Fixed Rate Interests
(Cost $79,263)		50,097
Total Investments - 104.1%
(Cost $45,940,208)		$45,569,969
Other Assets & Liabilities, net - (4.1)%		(1,811,834)
Total Net Assets - 100.0%		$43,758,135

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.21% (1 Month USD LIBOR + 0.10%)	Monthly	05/19/21	22,100	$705,653	$(12,818)
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.21% (1 Month USD LIBOR + 0.10%)	Monthly	05/20/21	22,100	705,653	(13,481)
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.16% (1 Month USD LIBOR + 0.05%)	Monthly	05/14/21	22,300	712,039	(15,387)
						$2,123,345	$(41,686)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation
Barclays Bank plc	125,000	EUR	04/16/21	$149,924	$146,610	$3,314

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Depreciation
UBS AG	125,000	EUR	04/16/21	$148,151	$146,610	$(1,541)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Rate indicated is the 7-day yield as of March 31, 2021.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $31,517,792 (cost $30,875,578), or 72.0% of total net assets.
5	Perpetual maturity.
6	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2021, the total market value of segregated or earmarked securities was $1,429,372 — See Note 2.
7	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50,603 (cost $527,761), or 0.1% of total net assets — See Note 6.
8	Security is in default of interest and/or principal obligations.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

9	Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
10	Rate indicated is the effective yield at the time of purchase.
11	Payment-in-kind security.

EUR — Euro
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$304,329	$349,298	$115,559	$769,186
Preferred Stocks	—	985,880	2	985,882
Money Market Fund	151,441	—	—	151,441
Corporate Bonds	—	39,066,396	—	39,066,396
Senior Floating Rate Interests	—	3,462,230	734,745	4,196,975
U.S. Treasury Bills	—	349,992	—	349,992
Senior Fixed Rate Interests	—	50,097	—	50,097
Forward Foreign Currency Exchange Contracts*	—	3,314	—	3,314
Total Assets	$455,770	$44,267,207	$850,306	$45,573,283

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$1,541	$—	$1,541
Credit Index Swap Agreements*	—	41,686	—	41,686
Unfunded Loan Commitments (Note 5)	—	—	845	845
Total Liabilities	$—	$43,227	$845	$44,072

*	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,160,977 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$106,061	Third Party Pricing	Broker Quote	-	-
Common Stocks	5,808	Model Price	Liquidation Value	-	-
Common Stocks	3,690	Enterprise Value	Valuation Multiple	2.9x-10.4x	4.2	x
Preferred Stocks	2	Model Price	Liquidation Value	-	-
Senior Floating Rate Interests	724,703	Third Party Pricing	Broker Quote	-	-
Senior Floating Rate Interests	10,042	Third Party Pricing	Vendor Price	-	-
Total Assets	$850,306
Liabilities:
Unfunded Loan Commitments	$845	Model Price	Purchase Price	-	-

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2021, the Fund had securities with a total value of $269,078 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total market value of $129,043 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Summary of Fair Value Level 3 Activity

Following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$70	$466,283	$108,858	$-	$575,211	$(408)
Purchases/(Receipts)	-	147,847	3,475	-	151,322	(584)
(Sales, maturities and paydowns)/Fundings	(3,475)	(33,865)	(6,375)	-	(43,715)	100
Amortization of premiums/discounts	(1,594)	(2,001)	-	-	(3,595)	55
Total realized gains (losses) included in earnings	(130,304)	(8,440)	(3,063)	-	(141,807)	-
Total change in unrealized appreciation (depreciation) included in earnings	135,303	1,904	35,646	2	172,855	(8)
Transfers into Level 3	-	163,017	106,061	-	269,078	-
Transfers out of Level 3	-	-	(129,043)	-	(129,043)	-
Ending Balance	$-	$734,745	$115,559	$2	$850,306	$(845)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2021	$-	$1,463	$3,818	$2	$5,283	$(8)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:
Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21
Common Stocks
BP Holdco LLC *	$184	$–	$–	$–	$1	$185	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 94.0%
Financial - 29.7%
Pinnacle Financial Partners, Inc.	17,993	$1,595,259
First Horizon Corp.	89,171	1,507,882
Synovus Financial Corp.	30,892	1,413,309
Physicians Realty Trust REIT	62,421	1,102,979
Investors Bancorp, Inc.	71,084	1,044,224
CNO Financial Group, Inc.	40,859	992,465
Lexington Realty Trust REIT	81,504	905,509
Hilltop Holdings, Inc.	26,270	896,595
Cathay General Bancorp	21,370	871,469
Axis Capital Holdings Ltd.	17,543	869,606
BOK Financial Corp.	9,723	868,458
Simmons First National Corp. — Class A	28,200	836,694
Radian Group, Inc.	31,547	733,468
Stifel Financial Corp.	10,984	703,635
Hanmi Financial Corp.	35,569	701,776
MGIC Investment Corp.	47,910	663,553
Heritage Insurance Holdings, Inc.	58,346	646,474
Zions Bancorp North America	10,367	569,770
Flagstar Bancorp, Inc.	12,439	560,999
Hancock Whitney Corp.	13,170	553,272
Independent Bank Group, Inc.	6,785	490,149
Berkshire Hills Bancorp, Inc.	21,325	475,974
Sunstone Hotel Investors, Inc. REIT*	35,434	441,508
Apple Hospitality REIT, Inc.	30,185	439,796
Kennedy-Wilson Holdings, Inc.	20,793	420,227
Park Hotels & Resorts, Inc. REIT*	19,249	415,393
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	395,254
Heartland Financial USA, Inc.	7,689	386,449
Old Republic International Corp.	17,213	375,932
RMR Group, Inc. — Class A	7,220	294,648
UMB Financial Corp.	1,818	167,856
Total Financial		22,340,582
Industrial - 18.7%
MDU Resources Group, Inc.	38,023	1,201,907
Owens Corning	10,556	972,102
Knight-Swift Transportation Holdings, Inc.	18,935	910,584
Sanmina Corp.*	21,718	898,691
GATX Corp.	9,649	894,848
Rexnord Corp.	17,141	807,170
PGT Innovations, Inc.*	31,621	798,430
Plexus Corp.*	8,628	792,395
Valmont Industries, Inc.	3,161	751,275
Graphic Packaging Holding Co.	39,961	725,692
Altra Industrial Motion Corp.	12,814	708,871
Colfax Corp.*	15,643	685,320
EnerSys	6,949	630,969
Curtiss-Wright Corp.	4,017	476,416
Kirby Corp.*	7,657	461,564
Kennametal, Inc.	11,020	440,469
Terex Corp.	9,227	425,088
Energizer Holdings, Inc.	7,514	356,614
Encore Wire Corp.	5,174	347,331
Park Aerospace Corp.	22,473	297,093
Schneider National, Inc. — Class B	10,354	258,540
Howmet Aerospace, Inc.*	6,358	204,283
Total Industrial		14,045,652
Consumer, Cyclical - 11.6%
Abercrombie & Fitch Co. — Class A*	31,931	1,095,553
Alaska Air Group, Inc.*	12,258	848,376
Hawaiian Holdings, Inc.*	31,086	829,064
MSC Industrial Direct Company, Inc. — Class A	8,379	755,702
Penske Automotive Group, Inc.	7,343	589,202
Meritage Homes Corp.*	5,862	538,835
Wabash National Corp.	25,239	474,493
Dick's Sporting Goods, Inc.	5,840	444,716
Urban Outfitters, Inc.*	11,467	426,458
Methode Electronics, Inc.	9,889	415,140
Big Lots, Inc.	5,985	408,776
Avient Corp.	8,050	380,523
Dana, Inc.	15,507	377,285
International Game Technology plc*	23,298	373,933
Movado Group, Inc.	12,832	365,070
Lakeland Industries, Inc.*	6,779	188,863
Tenneco, Inc. — Class A*	17,087	183,173
Total Consumer, Cyclical		8,695,162
Consumer, Non-cyclical - 7.7%
Encompass Health Corp.	14,281	1,169,614
Central Garden & Pet Co. — Class A*	16,553	858,935
Sabre Corp.*	57,177	846,791
Ingredion, Inc.	8,743	786,171
Emergent BioSolutions, Inc.*	7,378	685,490
US Foods Holding Corp.*	16,542	630,581
Integer Holdings Corp.*	6,366	586,309
Perdoceo Education Corp.*	20,801	248,780
Total Consumer, Non-cyclical		5,812,671
Basic Materials - 6.4%
Huntsman Corp.	34,999	1,009,021
Ashland Global Holdings, Inc.	10,472	929,599
Commercial Metals Co.	21,704	669,351
Reliance Steel & Aluminum Co.	3,874	589,972
Olin Corp.	13,499	512,557
Element Solutions, Inc.	24,781	453,245
Kraton Corp.*	11,022	403,295
Verso Corp. — Class A	19,294	281,499
Total Basic Materials		4,848,539
Energy - 6.2%
Pioneer Natural Resources Co.	11,717	1,860,894
Range Resources Corp.*	118,684	1,226,006
Patterson-UTI Energy, Inc.	111,109	792,207
CNX Resources Corp.*	40,226	591,322
Oil States International, Inc.*	30,739	185,356
Total Energy		4,655,785
Technology - 4.9%
Evolent Health, Inc. — Class A*	63,776	1,288,275
Conduent, Inc.*	109,019	726,067
Parsons Corp.*	15,104	610,806
Axcelis Technologies, Inc.*	11,822	485,766

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Technology - 4.9% (continued)
Science Applications International Corp.	5,005	$418,368
DXC Technology Co.*	6,089	190,342
Total Technology		3,719,624
Communications - 4.5%
Infinera Corp.*	102,982	991,717
Viavi Solutions, Inc.*	58,785	922,924
Gray Television, Inc.	25,944	477,370
Ciena Corp.*	7,015	383,861
Tribune Publishing Co.*	18,952	340,946
Entercom Communications Corp. — Class A*	57,603	302,416
Total Communications		3,419,234
Utilities - 4.3%
Black Hills Corp.	12,958	865,206
Avista Corp.	16,495	787,636
Southwest Gas Holdings, Inc.	8,470	581,974
Spire, Inc.	7,249	535,628
ALLETE, Inc.	6,868	461,461
Total Utilities		3,231,905
Total Common Stocks
(Cost $54,788,949)		70,769,154

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*, 1	116,667	170
Total Convertible Preferred Stocks
(Cost $111,409)		170

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	70,694
Total Rights
(Cost $–)		70,694

EXCHANGE-TRADED FUNDS† - 3.0%
iShares Russell 2000 Value ETF	14,070	2,243,743
Total Exchange-Traded Funds
(Cost $1,617,056)		2,243,743

MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,840,086	1,840,086
Total Money Market Fund
(Cost $1,840,086)		1,840,086
Total Investments - 99.5%
(Cost $58,357,500)		$74,923,847
Other Assets & Liabilities, net - 0.5%		375,141
Total Net Assets - 100.0%		$75,298,988

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
2	Rate indicated is the 7-day yield as of March 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$70,769,154	$—	$—	$70,769,154
Convertible Preferred Stocks	—	—	170	170
Rights	70,694	—	—	70,694
Exchange-Traded Funds	2,243,743	—	—	2,243,743
Money Market Fund	1,840,086	—	—	1,840,086
Total Assets	$74,923,677	$—	$170	$74,923,847

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 97.0%
Financial - 26.4%
Voya Financial, Inc.	69,329	$4,412,098
First Horizon Corp.	254,627	4,305,742
Pinnacle Financial Partners, Inc.	48,251	4,277,934
Synovus Financial Corp.	88,068	4,029,111
Alleghany Corp.*	6,159	3,857,320
Physicians Realty Trust REIT	169,330	2,992,061
BOK Financial Corp.	27,656	2,470,234
Alexandria Real Estate Equities, Inc. REIT	14,789	2,429,833
Axis Capital Holdings Ltd.	47,582	2,358,640
VICI Properties, Inc. REIT	73,769	2,083,237
Radian Group, Inc.	84,500	1,964,625
Hilltop Holdings, Inc.	50,937	1,738,480
Stifel Financial Corp.	27,105	1,736,346
Sun Communities, Inc. REIT	10,925	1,639,187
KeyCorp	74,380	1,486,112
Zions Bancorp North America	26,802	1,473,038
Heritage Insurance Holdings, Inc.	124,542	1,379,925
Apple Hospitality REIT, Inc.	86,689	1,263,059
Medical Properties Trust, Inc. REIT	55,511	1,181,274
Park Hotels & Resorts, Inc. REIT*	53,247	1,149,070
Heartland Financial USA, Inc.	21,485	1,079,836
Old Republic International Corp.	48,986	1,069,854
Gaming and Leisure Properties, Inc. REIT	20,577	873,082
UMB Financial Corp.	4,779	441,245
Total Financial		51,691,343
Industrial - 18.6%
MDU Resources Group, Inc.	99,774	3,153,856
Jacobs Engineering Group, Inc.	20,265	2,619,657
Knight-Swift Transportation Holdings, Inc.	50,395	2,423,496
Graphic Packaging Holding Co.	123,176	2,236,876
Rexnord Corp.	45,107	2,124,089
PGT Innovations, Inc.*	82,974	2,095,094
Plexus Corp.*	22,640	2,079,258
Johnson Controls International plc	33,962	2,026,513
Valmont Industries, Inc.	8,297	1,971,948
Altra Industrial Motion Corp.	33,625	1,860,135
Colfax Corp.*	41,501	1,818,159
EnerSys	19,326	1,754,801
Curtiss-Wright Corp.	11,482	1,361,765
Owens Corning	14,594	1,343,961
Kennametal, Inc.	29,722	1,187,988
Terex Corp.	25,021	1,152,717
GATX Corp.	12,173	1,128,924
Kirby Corp.*	18,358	1,106,620
Energizer Holdings, Inc.	19,718	935,816
Park Aerospace Corp.	63,025	833,190
Schneider National, Inc. — Class B	29,495	736,490
Howmet Aerospace, Inc.*	16,386	526,482
Total Industrial		36,477,835
Consumer, Cyclical - 14.7%
LKQ Corp.*	75,146	3,180,930
Kohl's Corp.	42,634	2,541,413
Alaska Air Group, Inc.*	33,919	2,347,534
MSC Industrial Direct Company, Inc. — Class A	23,281	2,099,713
PVH Corp.*	19,068	2,015,488
Ralph Lauren Corp. — Class A*	14,306	1,761,927
Penske Automotive Group, Inc.	20,311	1,629,755
Lear Corp.	7,697	1,395,081
Abercrombie & Fitch Co. — Class A*	39,220	1,345,638
Dick's Sporting Goods, Inc.	16,603	1,264,318
Urban Outfitters, Inc.*	33,724	1,254,195
DR Horton, Inc.	13,277	1,183,246
Methode Electronics, Inc.	28,128	1,180,814
Big Lots, Inc.	15,366	1,049,498
Movado Group, Inc.	36,499	1,038,397
Skechers USA, Inc. — Class A*	24,575	1,025,023
Avient Corp.	20,968	991,157
Dana, Inc.	40,706	990,377
Lakeland Industries, Inc.*	17,380	484,207
Total Consumer, Cyclical		28,778,711
Consumer, Non-cyclical - 10.9%
Bunge Ltd.	58,010	4,598,453
Encompass Health Corp.	32,220	2,638,818
Sabre Corp.*	158,207	2,343,046
Central Garden & Pet Co. — Class A*	44,954	2,332,663
Emergent BioSolutions, Inc.*	23,994	2,229,282
US Foods Holding Corp.*	47,507	1,810,967
Integer Holdings Corp.*	18,179	1,674,286
Ingredion, Inc.	17,595	1,582,142
Tyson Foods, Inc. — Class A	14,112	1,048,522
J M Smucker Co.	8,196	1,037,040
Total Consumer, Non-cyclical		21,295,219
Basic Materials - 8.9%
Huntsman Corp.	100,649	2,901,711
Ashland Global Holdings, Inc.	28,424	2,523,199
Reliance Steel & Aluminum Co.	16,380	2,494,510
Westlake Chemical Corp.	26,532	2,355,776
Commercial Metals Co.	61,757	1,904,586
Nucor Corp.	17,518	1,406,170
Olin Corp.	35,422	1,344,973
Element Solutions, Inc.	71,264	1,303,419
Kraton Corp.*	31,543	1,154,158
Total Basic Materials		17,388,502
Technology - 5.4%
Evolent Health, Inc. — Class A*	171,481	3,463,917
Qorvo, Inc.*	12,626	2,306,770
Parsons Corp.*	39,590	1,601,020
Skyworks Solutions, Inc.	8,550	1,568,754
Science Applications International Corp.	14,238	1,190,154
DXC Technology Co.*	15,816	494,408
Total Technology		10,625,023
Energy - 4.6%
Pioneer Natural Resources Co.	30,929	4,912,144
Patterson-UTI Energy, Inc.	295,792	2,108,997
Range Resources Corp.*	184,618	1,907,104
HydroGen Corp.*,†††,1	672,346	–
Total Energy		8,928,245

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Utilities - 4.5%
Avista Corp.	35,237	$1,682,567
Black Hills Corp.	24,313	1,623,379
Pinnacle West Capital Corp.	18,823	1,531,251
Southwest Gas Holdings, Inc.	22,265	1,529,828
Spire, Inc.	18,832	1,391,496
Edison International	19,855	1,163,503
Total Utilities		8,922,024
Communications - 3.0%
Infinera Corp.*	297,446	2,864,405
Viavi Solutions, Inc.*	126,644	1,988,311
Ciena Corp.*	19,511	1,067,642
Total Communications		5,920,358
Total Common Stocks
(Cost $144,379,287)		190,027,260

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	450
Total Convertible Preferred Stocks
(Cost $294,438)		450

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp. *	220,317	191,676
Total Rights
(Cost $–)		191,676

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	4,396,763	4,396,763
Total Money Market Fund
(Cost $4,396,763)		4,396,763
Total Investments - 99.3%
(Cost $149,070,488)		$194,616,149
Other Assets & Liabilities, net - 0.7%		1,333,025
Total Net Assets - 100.0%		$195,949,174

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
3	Rate indicated is the 7-day yield as of March 31, 2021.

 plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$190,027,260	$—	$—	*	$190,027,260
Convertible Preferred Stocks	—	—	450		450
Rights	191,676	—	—		191,676
Money Market Fund	4,396,763	—	—		4,396,763
Total Assets	$194,615,699	$—	$450		$194,616,149

*	Security has a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21
Common Stock
HydroGen Corp.*	$1	$–	$–	$–	$(1)	$–	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.0%
Consumer, Non-cyclical - 4.9%
NeoGenomics, Inc.*	1,650	$79,579
Ensign Group, Inc.	838	78,638
Omnicell, Inc.*	593	77,013
Merit Medical Systems, Inc.*	1,066	63,832
Amphastar Pharmaceuticals, Inc.*	3,289	60,255
EVERTEC, Inc.	1,491	55,495
Alarm.com Holdings, Inc.*	604	52,174
Central Garden & Pet Co. — Class A*	985	51,112
Pacira BioSciences, Inc.*	723	50,675
R1 RCM, Inc.*	2,036	50,248
Integra LifeSciences Holdings Corp.*	697	48,156
Coca-Cola Consolidated, Inc.	160	46,205
Select Medical Holdings Corp.*	1,321	45,046
Integer Holdings Corp.*	484	44,576
CONMED Corp.	337	44,009
Eagle Pharmaceuticals, Inc.*	1,039	43,368
Flowers Foods, Inc.	1,765	42,007
Xencor, Inc.*	966	41,596
Chemed Corp.	90	41,384
Vector Group Ltd.	2,929	40,860
Medifast, Inc.	185	39,187
Hill-Rom Holdings, Inc.	351	38,779
Innoviva, Inc.*	3,168	37,858
Corcept Therapeutics, Inc.*	1,553	36,946
Supernus Pharmaceuticals, Inc.*	1,408	36,861
AMN Healthcare Services, Inc.*	500	36,850
Rent-A-Center, Inc.	638	36,787
Surmodics, Inc.*	618	34,651
Orthofix Medical, Inc.*	778	33,726
Enanta Pharmaceuticals, Inc.*	676	33,340
Green Dot Corp. — Class A*	714	32,694
Central Garden & Pet Co.*	552	32,022
Coherus Biosciences, Inc.*	2,109	30,813
Covetrus, Inc.*	1,018	30,509
CorVel Corp.*	289	29,648
Addus HomeCare Corp.*	250	26,147
Vanda Pharmaceuticals, Inc.*	1,737	26,090
Anika Therapeutics, Inc.*	634	25,861
Collegium Pharmaceutical, Inc.*	1,064	25,217
B&G Foods, Inc.	791	24,568
WD-40 Co.	80	24,494
Meridian Bioscience, Inc.*	909	23,861
Exelixis, Inc.*	1,046	23,629
USANA Health Sciences, Inc.*	239	23,326
ICU Medical, Inc.*	113	23,215
ModivCare, Inc.*	156	23,107
US Physical Therapy, Inc.	213	22,173
Perdoceo Education Corp.*	1,571	18,789
RadNet, Inc.*	822	17,879
Luminex Corp.	401	12,792
Total Consumer, Non-cyclical		1,918,047
Industrial - 4.3%
UFP Industries, Inc.	1,368	103,749
Hillenbrand, Inc.	1,919	91,556
Saia, Inc.*	372	85,776
Advanced Energy Industries, Inc.	692	75,546
Brady Corp. — Class A	1,345	71,890
Chart Industries, Inc.*	465	66,193
Applied Industrial Technologies, Inc.	724	66,007
Watts Water Technologies, Inc. — Class A	529	62,851
Alamo Group, Inc.	402	62,772
Plexus Corp.*	593	54,461
Comfort Systems USA, Inc.	712	53,236
Exponent, Inc.	537	52,331
Franklin Electric Company, Inc.	629	49,653
Matson, Inc.	716	47,757
AZZ, Inc.	929	46,775
OSI Systems, Inc.*	485	46,609
John Bean Technologies Corp.	338	45,069
Proto Labs, Inc.*	362	44,073
Mueller Industries, Inc.	1,056	43,666
Moog, Inc. — Class A	506	42,074
Arcosa, Inc.	646	42,048
Itron, Inc.*	442	39,183
Timken Co.	482	39,124
Astec Industries, Inc.	498	37,559
Lincoln Electric Holdings, Inc.	300	36,882
Tennant Co.	460	36,749
Regal Beloit Corp.	247	35,242
Energizer Holdings, Inc.	739	35,073
MYR Group, Inc.*	486	34,832
Curtiss-Wright Corp.	275	32,615
Patrick Industries, Inc.	361	30,685
Werner Enterprises, Inc.	542	25,566
Marten Transport Ltd.	1,449	24,589
Sturm Ruger & Company, Inc.	318	21,010
Total Industrial		1,683,201
Technology - 2.4%
Diodes, Inc.*	842	67,225
Power Integrations, Inc.	800	65,184
Onto Innovation, Inc.*	977	64,199
FormFactor, Inc.*	1,308	59,004
ExlService Holdings, Inc.*	630	56,801
Kulicke & Soffa Industries, Inc.	1,028	50,485
8x8, Inc.*	1,425	46,227
Rambus, Inc.*	2,356	45,801
Progress Software Corp.	1,034	45,558
LivePerson, Inc.*	862	45,462
CSG Systems International, Inc.	934	41,927
MaxLinear, Inc. — Class A*	1,092	37,215
MicroStrategy, Inc. — Class A*	53	35,976
CDK Global, Inc.	659	35,626
Ultra Clean Holdings, Inc.*	546	31,690
CTS Corp.	1,018	31,619
Cirrus Logic, Inc.*	371	31,457
Allscripts Healthcare Solutions, Inc.*	2,084	31,291
Computer Programs & Systems, Inc.*	1,018	31,151
Photronics, Inc.*	2,406	30,941
Xperi Holding Corp.	1,359	29,586
Axcelis Technologies, Inc.*	650	26,708

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.0% (continued)
Technology - 2.4% (continued)
J2 Global, Inc.*	212	$25,410
Total Technology		966,543
Consumer, Cyclical - 2.3%
Crocs, Inc.*	898	72,244
La-Z-Boy, Inc.	1,629	69,200
Sleep Number Corp.*	439	62,992
Meritage Homes Corp.*	669	61,494
iRobot Corp.*	455	55,592
LCI Industries	390	51,589
Shake Shack, Inc. — Class A*	444	50,070
LGI Homes, Inc.*	335	50,019
Dorman Products, Inc.*	413	42,390
Installed Building Products, Inc.	361	40,028
MSC Industrial Direct Company, Inc. — Class A	417	37,609
Big Lots, Inc.	545	37,223
MDC Holdings, Inc.	616	36,579
Methode Electronics, Inc.	855	35,893
Century Communities, Inc.*	562	33,900
Albany International Corp. — Class A	373	31,135
Vista Outdoor, Inc.*	951	30,498
MarineMax, Inc.*	449	22,163
Brunswick Corp.	226	21,554
Universal Electronics, Inc.*	331	18,195
Callaway Golf Co.	673	18,003
Tupperware Brands Corp.*	647	17,087
Total Consumer, Cyclical		895,457
Financial - 1.0%
Axos Financial, Inc.*	1,375	64,639
ServisFirst Bancshares, Inc.	1,036	63,538
Stifel Financial Corp.	943	60,408
NMI Holdings, Inc. — Class A*	1,480	34,987
Trupanion, Inc.*	445	33,914
Mr Cooper Group, Inc.*	955	33,196
PRA Group, Inc.*	889	32,955
Hilltop Holdings, Inc.	794	27,099
Innovative Industrial Properties, Inc. REIT	128	23,061
Uniti Group, Inc. REIT	1,940	21,398
Total Financial		395,195
Communications - 0.9%
Viavi Solutions, Inc.*	7,073	111,046
Stamps.com, Inc.*	275	54,865
Vonage Holdings Corp.*	4,229	49,987
Cogent Communications Holdings, Inc.	711	48,888
HealthStream, Inc.*	1,531	34,203
Shutterstock, Inc.	335	29,828
Plantronics, Inc.*	501	19,494
Shenandoah Telecommunications Co.	385	18,792
Total Communications		367,103
Basic Materials - 0.1%
Livent Corp.*	2,037	35,281
Balchem Corp.	99	12,416
Quaker Chemical Corp.	50	12,188
Total Basic Materials		59,885
Energy - 0.1%
Renewable Energy Group, Inc.*	548	36,190
Total Common Stocks
(Cost $5,218,077)		6,321,621

MUTUAL FUNDS† - 78.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	855,785	8,523,618
Guggenheim Strategy Fund III[1]	315,153	7,922,957
Guggenheim Variable Insurance Strategy Fund III[1]	315,456	7,905,332
Guggenheim Strategy Fund II1	265,396	6,629,582
Total Mutual Funds
(Cost $30,880,475)		30,981,489

MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,367,930	1,367,930
Total Money Market Fund
(Cost $1,367,930)		1,367,930
Total Investments - 98.1%
(Cost $37,466,482)		$38,671,040
Other Assets & Liabilities, net - 1.9%		760,406
Total Net Assets - 100.0%		$39,431,446

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2021	$781,980	$(11,095)
Russell 2000 Index Mini Futures Contracts	5	Jun 2021	555,825	(23,354)
			$1,337,805	$(34,449)

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	0.24% (3 Month USD LIBOR)	At Maturity	04/07/21	20,835	$31,770,208	$8,091,293

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of March 31, 2021.

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,321,621	$—	$—	$6,321,621
Mutual Funds	30,981,489	—	—	30,981,489
Money Market Fund	1,367,930	—	—	1,367,930
Equity Index Swap Agreements**	—	8,091,293	—	8,091,293
Total Assets	$38,671,040	$8,091,293	$—	$46,762,333

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$34,449	$—	$—	$34,449

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,236,714	$2,391,529	$–	$–	$1,339	$6,629,582	265,396	$18,944
Guggenheim Strategy Fund III	7,881,769	28,653	–	–	12,535	7,922,957	315,153	29,558
Guggenheim Ultra Short Duration Fund — Institutional Class	10,787,486	3,118,327	(5,362,968)	60,235	(79,462)	8,523,618	855,785	25,917
Guggenheim Variable Insurance Strategy Fund III	7,870,976	28,098	–	–	6,258	7,905,332	315,456	28,944
	$30,776,945	$5,566,607	$(5,362,968)	$60,235	$(59,330)	$30,981,489		$103,363

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 16.7%
Technology - 5.1%
Apple, Inc.	7,274	$888,519
Microsoft Corp.	3,281	773,562
NVIDIA Corp.	188	100,379
Broadcom, Inc.	216	100,151
Oracle Corp.	1,408	98,799
QUALCOMM, Inc.	711	94,271
Cognizant Technology Solutions Corp. — Class A	1,145	89,448
Qorvo, Inc.*	449	82,032
Cerner Corp.	1,047	75,258
KLA Corp.	158	52,203
Adobe, Inc.*	106	50,389
Advanced Micro Devices, Inc.*	579	45,452
Applied Materials, Inc.	337	45,023
salesforce.com, Inc.*	146	30,933
Total Technology		2,526,419
Consumer, Non-cyclical - 4.8%
Procter & Gamble Co.	1,157	156,692
Johnson & Johnson	930	152,845
AbbVie, Inc.	1,263	136,682
UnitedHealth Group, Inc.	348	129,480
Merck & Company, Inc.	1,501	115,712
Amgen, Inc.	437	108,730
Bristol-Myers Squibb Co.	1,701	107,384
PayPal Holdings, Inc.*	418	101,507
Regeneron Pharmaceuticals, Inc.*	194	91,789
Thermo Fisher Scientific, Inc.	198	90,363
Colgate-Palmolive Co.	1,136	89,551
United Rentals, Inc.*	269	88,584
Humana, Inc.	203	85,108
Kimberly-Clark Corp.	585	81,344
Eli Lilly & Co.	426	79,585
Hologic, Inc.*	1,055	78,471
Incyte Corp.*	953	77,451
Vertex Pharmaceuticals, Inc.*	346	74,352
Biogen, Inc.*	263	73,574
DaVita, Inc.*	679	73,176
Coca-Cola Co.	1,165	61,407
Hershey Co.	337	53,300
Quanta Services, Inc.	524	46,102
Abbott Laboratories	361	43,262
McKesson Corp.	216	42,129
S&P Global, Inc.	107	37,757
Clorox Co.	154	29,704
FleetCor Technologies, Inc.*	103	27,669
Cardinal Health, Inc.	417	25,333
Total Consumer, Non-cyclical		2,359,043
Communications - 3.9%
Amazon.com, Inc.*	187	578,593
Alphabet, Inc. — Class C*	264	546,118
Facebook, Inc. — Class A*	1,145	337,237
Charter Communications, Inc. — Class A*	180	111,064
eBay, Inc.	1,166	71,406
Motorola Solutions, Inc.	351	66,005
Comcast Corp. — Class A	1,067	57,735
Netflix, Inc.*	105	54,774
F5 Networks, Inc.*	238	49,652
Corning, Inc.	827	35,983
Total Communications		1,908,567
Consumer, Cyclical - 1.4%
Tesla, Inc.*	243	162,307
Lowe's Companies, Inc.	646	122,856
AutoZone, Inc.*	63	88,471
PulteGroup, Inc.	1,651	86,578
Cummins, Inc.	279	72,292
Best Buy Company, Inc.	562	64,523
Home Depot, Inc.	145	44,261
Target Corp.	149	29,513
Total Consumer, Cyclical		670,801
Industrial - 1.3%
Union Pacific Corp.	467	102,931
Lockheed Martin Corp.	259	95,701
Parker-Hannifin Corp.	291	91,790
CSX Corp.	933	89,960
United Parcel Service, Inc. — Class B	403	68,506
Masco Corp.	1,096	65,650
Norfolk Southern Corp.	171	45,917
TE Connectivity Ltd.	329	42,477
Waters Corp.*	126	35,806
Total Industrial		638,738
Financial - 0.2%
Visa, Inc. — Class A	289	61,190
Mastercard, Inc. — Class A	124	44,150
Berkshire Hathaway, Inc. — Class B*	89	22,737
Total Financial		128,077
Total Common Stocks
(Cost $6,600,591)		8,231,645

MUTUAL FUNDS† - 77.9%
Guggenheim Variable Insurance Strategy Fund III[1]	464,970	11,652,161
Guggenheim Strategy Fund III[1]	421,182	10,588,519
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	906,222	9,025,969
Guggenheim Strategy Fund II1	286,671	7,161,033
Total Mutual Funds
(Cost $38,250,120)		38,427,682

MONEY MARKET FUND† - 4.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	2,304,278	2,304,278
Total Money Market Fund
(Cost $2,304,278)		2,304,278
Total Investments - 99.3%
(Cost $47,154,989)		$48,963,605
Other Assets & Liabilities, net - 0.7%		370,300
Total Net Assets - 100.0%		$49,333,905

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	0.42% (3 Month USD LIBOR + 0.18%)	At Maturity	04/07/21	16,764	$41,002,799	$4,701,883

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of March 31, 2021.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,231,645	$—	$—	$8,231,645
Mutual Funds	38,427,682	—	—	38,427,682
Money Market Fund	2,304,278	—	—	2,304,278
Equity Index Swap Agreements**	—	4,701,883	—	4,701,883
Total Assets	$48,963,605	$4,701,883	$—	$53,665,488

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,132,904	$22,428	$–	$–	$5,701	$7,161,033	286,671	$23,123
Guggenheim Strategy Fund III	10,533,474	38,292	–	–	16,753	10,588,519	421,182	39,501
Guggenheim Ultra Short Duration Fund — Institutional Class	9,026,315	2,297,920	(2,279,980)	36,167	(54,453)	9,025,969	906,222	22,409
Guggenheim Variable Insurance Strategy Fund III	$11,601,522	$41,416	$–	$–	$9,223	$11,652,161	464,970	$42,661
	$38,294,215	$2,400,056	$(2,279,980)	$36,167	$(22,776)	$38,427,682		$127,694

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 107.2%
Consumer, Non-cyclical - 35.3%
McKesson Corp.[1]	333	$64,764
Amgen, Inc.[1]	230	57,226
J M Smucker Co.[1]	434	54,914
Merck & Company, Inc.	708	54,580
Bristol-Myers Squibb Co.	864	54,544
General Mills, Inc.[1]	877	53,778
Altria Group, Inc.[1]	1,034	52,899
Philip Morris International, Inc.[1]	575	51,025
Johnson & Johnson[1]	309	50,784
Colgate-Palmolive Co.[1]	644	50,767
Humana, Inc.	114	47,795
Campbell Soup Co.[1]	925	46,500
Cardinal Health, Inc.[1]	756	45,927
Conagra Brands, Inc.	1,206	45,346
Procter & Gamble Co.[1]	317	42,931
Kraft Heinz Co.	1,067	42,680
United Rentals, Inc.*	129	42,481
Kellogg Co.	636	40,259
Kimberly-Clark Corp.[1]	274	38,100
Gilead Sciences, Inc.[1]	560	36,193
United Therapeutics Corp.*	208	34,792
Molson Coors Beverage Co. — Class B*,1	667	34,117
Pfizer, Inc.[1]	886	32,100
Tyson Foods, Inc. — Class A1	393	29,200
Quanta Services, Inc.	319	28,066
DaVita, Inc.*	252	27,158
Ingredion, Inc.[1]	284	25,537
John B Sanfilippo & Son, Inc.	280	25,303
Quest Diagnostics, Inc.	194	24,898
Regeneron Pharmaceuticals, Inc.*	52	24,603
Sprouts Farmers Market, Inc.*	913	24,304
Kroger Co.	674	24,257
Cigna Corp.	99	23,932
H&R Block, Inc.	1,069	23,304
Post Holdings, Inc.*	204	21,567
Laboratory Corporation of America Holdings*	78	19,892
Incyte Corp.*	241	19,586
Coca-Cola Co.	367	19,345
Hologic, Inc.*	253	18,818
CVS Health Corp.	240	18,055
Vector Group Ltd.	1,248	17,410
Hill-Rom Holdings, Inc.	144	15,909
Ionis Pharmaceuticals, Inc.*	352	15,826
Becton Dickinson and Co.	63	15,319
Innoviva, Inc.*	1,210	14,460
Prestige Consumer Healthcare, Inc.*	311	13,709
Hershey Co.	81	12,811
Perrigo Company plc	307	12,424
Abbott Laboratories	102	12,224
Medtronic plc	103	12,167
Constellation Brands, Inc. — Class A	53	12,084
Encompass Health Corp.	147	12,039
USANA Health Sciences, Inc.*	122	11,907
Boston Scientific Corp.*	307	11,866
FleetCor Technologies, Inc.*	42	11,282
Total Consumer, Non-cyclical		1,673,764
Industrial - 18.8%
General Dynamics Corp.	325	59,007
Parker-Hannifin Corp.	141	44,476
Lockheed Martin Corp.	111	41,014
3M Co.[1]	210	40,463
Vishay Intertechnology, Inc.[1]	1,661	39,997
Acuity Brands, Inc.	210	34,650
Oshkosh Corp.	262	31,089
Owens Corning	323	29,745
Arrow Electronics, Inc.*	268	29,700
Masco Corp.	457	27,375
Union Pacific Corp.	124	27,331
Trane Technologies plc	163	26,986
CSX Corp.	270	26,033
Fortive Corp.	357	25,219
AGCO Corp.[1]	170	24,421
Snap-on, Inc.[1]	103	23,766
Caterpillar, Inc.[1]	102	23,651
Northrop Grumman Corp.	73	23,626
Timken Co.[1]	285	23,133
Agilent Technologies, Inc.	181	23,012
Hubbell, Inc.[1]	114	21,306
Norfolk Southern Corp.	75	20,139
Energizer Holdings, Inc.	406	19,269
Westinghouse Air Brake Technologies Corp.	233	18,444
Hillenbrand, Inc.	361	17,223
Lincoln Electric Holdings, Inc.	135	16,597
Eaton Corporation plc	119	16,455
Sanmina Corp.*	394	16,304
Lennox International, Inc.	51	15,891
Waters Corp.*,1	55	15,629
O-I Glass, Inc.*	966	14,239
AECOM*	222	14,232
Mettler-Toledo International, Inc.*	12	13,868
Berry Global Group, Inc.*	202	12,403
TE Connectivity Ltd.	95	12,265
Westrock Co.	232	12,075
Donaldson Company, Inc.	204	11,865
Total Industrial		892,898
Utilities - 14.4%
Evergy, Inc.[1]	946	56,315
PPL Corp.[1]	1,933	55,748
Public Service Enterprise Group, Inc.[1]	919	55,333
Southern Co.[1]	823	51,158
UGI Corp.[1]	1,175	48,187
Duke Energy Corp.[1]	462	44,597
Exelon Corp.[1]	995	43,521
IDACORP, Inc.[1]	431	43,087
Consolidated Edison, Inc.[1]	539	40,317
ONE Gas, Inc.	508	39,070
NiSource, Inc.	1,532	36,936
OGE Energy Corp.	1,138	36,826
Southwest Gas Holdings, Inc.	436	29,958
Pinnacle West Capital Corp.	353	28,716
CenterPoint Energy, Inc.	1,111	25,164
DTE Energy Co.	185	24,631

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 107.2% (continued)
Utilities - 14.4% (continued)
Sempra Energy	101	$13,391
AES Corp.	444	11,904
Total Utilities		684,859
Technology - 12.3%
SS&C Technologies Holdings, Inc.[1]	914	63,861
Cerner Corp.[1]	589	42,337
Seagate Technology plc	550	42,212
International Business Machines Corp.[1]	273	36,380
Dell Technologies, Inc. — Class C*	364	32,086
CDK Global, Inc.	571	30,868
HP, Inc.	835	26,511
Kulicke & Soffa Industries, Inc.	490	24,064
Intel Corp.[1]	373	23,872
Dropbox, Inc. — Class A*	810	21,595
NetApp, Inc.	280	20,348
Qorvo, Inc.*	97	17,722
Bandwidth, Inc. — Class A*	134	16,983
Cirrus Logic, Inc.*	199	16,873
Texas Instruments, Inc.[1]	87	16,442
VMware, Inc. — Class A*	108	16,249
Cognizant Technology Solutions Corp. — Class A	205	16,015
Oracle Corp.[1]	217	15,227
KLA Corp.	43	14,207
Skyworks Solutions, Inc.	72	13,211
Microchip Technology, Inc.	84	13,038
Accenture plc — Class A	47	12,984
CSG Systems International, Inc.	284	12,749
Fiserv, Inc.*	107	12,737
Paychex, Inc.	128	12,547
Western Digital Corp.	177	11,815
Total Technology		582,933
Consumer, Cyclical - 9.8%
Gentex Corp.[1]	1,116	39,808
Allison Transmission Holdings, Inc.[1]	944	38,543
Genuine Parts Co.[1]	318	36,757
AutoZone, Inc.*	26	36,512
Gentherm, Inc.*	445	32,979
Best Buy Company, Inc.[1]	286	32,836
AutoNation, Inc.*	341	31,788
Lowe's Companies, Inc.	138	26,245
MSC Industrial Direct Company, Inc. — Class A	289	26,065
Lear Corp.[1]	143	25,919
Cummins, Inc.[1]	97	25,134
Lennar Corp. — Class A	215	21,764
PACCAR, Inc.	233	21,650
PulteGroup, Inc.	381	19,980
Brunswick Corp.	193	18,406
O'Reilly Automotive, Inc.*	36	18,261
Dolby Laboratories, Inc. — Class A	137	13,525
Total Consumer, Cyclical		466,172
Communications - 8.8%
Viavi Solutions, Inc.*,1	2,828	44,400
Cisco Systems, Inc.[1]	741	38,317
Verizon Communications, Inc.[1]	637	37,041
Juniper Networks, Inc.[1]	1,406	35,614
T-Mobile US, Inc.*,1	241	30,195
VeriSign, Inc.*	143	28,423
Ciena Corp.*	499	27,305
Charter Communications, Inc. — Class A*	42	25,915
AT&T, Inc.[1]	817	24,731
Cogent Communications Holdings, Inc.	340	23,378
Sirius XM Holdings, Inc.	3,398	20,694
Omnicom Group, Inc.[1]	267	19,798
Motorola Solutions, Inc.	100	18,805
InterDigital, Inc.	277	17,576
Vonage Holdings Corp.*	1,366	16,146
Discovery, Inc. — Class A*	122	5,302
Facebook, Inc. — Class A*	17	5,007
Total Communications		418,647
Financial - 7.5%
MetLife, Inc.[1]	1,017	61,823
Allstate Corp.[1]	379	43,547
Highwoods Properties, Inc. REIT[1]	992	42,597
Prudential Financial, Inc.	365	33,252
Travelers Companies, Inc.[1]	208	31,283
Berkshire Hathaway, Inc. — Class B*	120	30,656
Brandywine Realty Trust REIT	1,918	24,761
Aflac, Inc.	464	23,748
Hartford Financial Services Group, Inc.	323	21,573
Synchrony Financial	441	17,931
Western Union Co.	548	13,514
Sabra Health Care REIT, Inc.	689	11,961
Total Financial		356,646
Basic Materials - 0.3%
International Paper Co.	219	11,841
Total Common Stocks
(Cost $4,434,124)		5,087,760

MONEY MARKET FUND† - 3.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	164,885	164,885
Total Money Market Fund
(Cost $164,885)		164,885
Total Investments - 110.7%
(Cost $4,599,009)		$5,252,645
Other Assets & Liabilities, net - (10.7)%		(509,468)
Total Net Assets - 100.0%		$4,743,177

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	0.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$333,301	$15,250

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.47% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	333,212	15,102
					$666,513	$30,352
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	(0.13)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$1,733,515	$(210,517)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.23)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	1,719,921	(216,037)
					$3,453,436	$(426,554)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Hartford Financial Services Group, Inc.	17	0.34%	$199
Allstate Corp.	20	0.69%	53
MetLife, Inc.	56	1.01%	37
Highwoods Properties, Inc.	53	0.68%	15
Aflac, Inc.	25	0.38%	14
Synchrony Financial	23	0.28%	5
Sabra Health Care REIT, Inc.	37	0.19%	(18)
Prudential Financial, Inc.	19	0.52%	(22)
Western Union Co.	29	0.21%	(23)
Berkshire Hathaway, Inc. — Class B	6	0.46%	(27)
Travelers Companies, Inc.	11	0.50%	(50)
Brandywine Realty Trust	103	0.40%	(52)
Total Financial			131
Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	353	5.42%	1,072
Cardinal Health, Inc.	45	0.82%	812
Campbell Soup Co.	89	1.34%	303
McKesson Corp.	18	1.05%	295
J M Smucker Co.	23	0.87%	254
United Rentals, Inc.	7	0.69%	240
Amgen, Inc.	12	0.90%	224
Altria Group, Inc.	56	0.86%	183
Sprouts Farmers Market, Inc.	49	0.39%	163
General Mills, Inc.	47	0.86%	156
Vector Group Ltd.	67	0.28%	150
Procter & Gamble Co.	17	0.69%	142
Kellogg Co.	34	0.65%	129
H&R Block, Inc.	57	0.37%	105
Colgate-Palmolive Co.	34	0.80%	103
Bristol-Myers Squibb Co.	46	0.87%	98
Merck & Company, Inc.	38	0.88%	93
Humana, Inc.	6	0.76%	92
Johnson & Johnson	16	0.79%	90
Kimberly-Clark Corp.	14	0.58%	88
Kroger Co.	36	0.39%	85
United Therapeutics Corp.	11	0.55%	81
Pfizer, Inc.	48	0.52%	80
Quest Diagnostics, Inc.	10	0.39%	77
Quanta Services, Inc.	17	0.45%	75
Conagra Brands, Inc.	65	0.73%	71
Laboratory Corporation of America Holdings	4	0.31%	60
CVS Health Corp.	13	0.29%	47
Tyson Foods, Inc. — Class A	21	0.47%	39
Philip Morris International, Inc.	31	0.83%	39
Kraft Heinz Co.	57	0.68%	37
Hill-Rom Holdings, Inc.	7	0.23%	34
Post Holdings, Inc.	11	0.35%	32
Coca-Cola Co.	19	0.30%	29
Hologic, Inc.	13	0.29%	27
Hershey Co.	4	0.19%	27
Incyte Corp.	13	0.32%	22
Cigna Corp.	5	0.36%	14
Innoviva, Inc.	65	0.23%	12
Abbott Laboratories	5	0.18%	9
USANA Health Sciences, Inc.	6	0.18%	2
Encompass Health Corp.	8	0.20%	1
Medtronic plc	5	0.18%	1
Regeneron Pharmaceuticals, Inc.	2	0.28%	—
Constellation Brands, Inc. — Class A	2	0.14%	—
John B Sanfilippo & Son, Inc.	15	0.41%	(1)
Becton Dickinson and Co.	3	0.22%	(1)
DaVita, Inc.	13	0.42%	(6)
Ingredion, Inc.	15	0.40%	(11)
Gilead Sciences, Inc.	30	0.58%	(11)
Perrigo Company plc	16	0.19%	(15)
Boston Scientific Corp.	16	0.19%	(21)
FleetCor Technologies, Inc.	2	0.16%	(34)
Prestige Consumer Healthcare, Inc.	16	0.21%	(37)
Ionis Pharmaceuticals, Inc.	19	0.26%	(145)
Total Consumer, Non-cyclical			5,411
Consumer, Cyclical
AutoZone, Inc.	1	0.42%	175
Lowe's Companies, Inc.	7	0.40%	162
Lennar Corp. — Class A	11	0.33%	145
AutoNation, Inc.	18	0.50%	139
Best Buy Company, Inc.	15	0.52%	131
PulteGroup, Inc.	20	0.31%	97
MSC Industrial Direct Company, Inc. — Class A	15	0.41%	55
O'Reilly Automotive, Inc.	1	0.15%	40
Genuine Parts Co.	17	0.59%	21
Lear Corp.	7	0.38%	12
Gentex Corp.	60	0.64%	2
Dolby Laboratories, Inc. — Class A	7	0.21%	(9)
Brunswick Corp.	10	0.29%	(14)
PACCAR, Inc.	12	0.33%	(32)
Allison Transmission Holdings, Inc.	51	0.62%	(33)
Cummins, Inc.	5	0.39%	(48)
Gentherm, Inc.	24	0.53%	(70)
Total Consumer, Cyclical			773
Industrial
Acuity Brands, Inc.	11	0.54%	370
General Dynamics Corp.	17	0.93%	193
Lockheed Martin Corp.	6	0.67%	171
Owens Corning	17	0.47%	151
3M Co.	11	0.64%	119

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Parker-Hannifin Corp.	7	0.66%	$118
AGCO Corp.	9	0.39%	113
Masco Corp.	24	0.43%	106
Oshkosh Corp.	14	0.50%	103
Arrow Electronics, Inc.	14	0.47%	100
O-I Glass, Inc.	52	0.23%	98
Caterpillar, Inc.	5	0.35%	74
Snap-on, Inc.	5	0.35%	65
Northrop Grumman Corp.	3	0.29%	63
Westinghouse Air Brake Technologies Corp.	12	0.29%	62
Agilent Technologies, Inc.	9	0.34%	58
Energizer Holdings, Inc.	22	0.31%	55
AECOM	12	0.23%	54
CSX Corp.	14	0.41%	43
Union Pacific Corp.	6	0.40%	40
Lennox International, Inc.	2	0.19%	38
Sanmina Corp.	21	0.26%	38
Waters Corp.	3	0.26%	32
Trane Technologies plc	8	0.40%	29
Norfolk Southern Corp.	4	0.32%	24
Lincoln Electric Holdings, Inc.	7	0.26%	24
Hubbell, Inc.	6	0.34%	17
Berry Global Group, Inc.	10	0.18%	16
Fortive Corp.	19	0.40%	15
Timken Co.	15	0.37%	8
Eaton Corporation plc	6	0.25%	4
TE Connectivity Ltd.	5	0.19%	(5)
Westrock Co.	12	0.19%	(13)
Donaldson Company, Inc.	11	0.19%	(14)
Vishay Intertechnology, Inc.	90	0.65%	(38)
Hillenbrand, Inc.	19	0.27%	(46)
Total Industrial			2,285
Communications
Cisco Systems, Inc.	236	3.66%	1,932
Facebook, Inc. — Class A	25	2.21%	826
Verizon Communications, Inc.	276	4.82%	280
Cogent Communications Holdings, Inc.	18	0.37%	143
Ciena Corp.	27	0.44%	105
Juniper Networks, Inc.	76	0.58%	80
Motorola Solutions, Inc.	5	0.28%	48
VeriSign, Inc.	7	0.42%	45
Sirius XM Holdings, Inc.	184	0.34%	11
Discovery, Inc. — Class A	69	0.90%	1
Charter Communications, Inc. — Class A	2	0.37%	(2)
InterDigital, Inc.	15	0.29%	(19)
T-Mobile US, Inc.	13	0.49%	(25)
Omnicom Group, Inc.	14	0.31%	(26)
Viavi Solutions, Inc.	153	0.72%	(62)
Vonage Holdings Corp.	74	0.26%	(66)
AT&T, Inc.	44	0.40%	(299)
Total Communications			2,972
Technology
International Business Machines Corp.	132	5.28%	970
SS&C Technologies Holdings, Inc.	49	1.03%	143
Seagate Technology plc	29	0.67%	127
NetApp, Inc.	15	0.33%	120
Kulicke & Soffa Industries, Inc.	26	0.38%	103
Dropbox, Inc. — Class A	43	0.34%	86
Cirrus Logic, Inc.	10	0.25%	77
KLA Corp.	2	0.20%	75
Texas Instruments, Inc.	4	0.23%	72
HP, Inc.	45	0.43%	69
Qorvo, Inc.	5	0.27%	60
CDK Global, Inc.	30	0.49%	55
Accenture plc — Class A	2	0.17%	39
Microchip Technology, Inc.	4	0.19%	38
Skyworks Solutions, Inc.	3	0.17%	36
Cognizant Technology Solutions Corp. — Class A	11	0.26%	35
Dell Technologies, Inc. — Class C	19	0.50%	31
VMware, Inc. — Class A	5	0.23%	29
Cerner Corp.	31	0.67%	28
Intel Corp.	20	0.38%	21
Paychex, Inc.	6	0.18%	16
Fiserv, Inc.	5	0.18%	(21)
Western Digital Corp.	9	0.18%	(28)
Oracle Corp.	11	0.23%	(29)
CSG Systems International, Inc.	15	0.20%	(37)
Bandwidth, Inc. — Class A	7	0.27%	(319)
Total Technology			1,796
Utilities
NiSource, Inc.	83	0.60%	173
IDACORP, Inc.	23	0.69%	164
Evergy, Inc.	51	0.91%	155
Consolidated Edison, Inc.	29	0.65%	147
PPL Corp.	104	0.90%	146
Duke Energy Corp.	25	0.72%	135
Public Service Enterprise Group, Inc.	49	0.89%	131
Southern Co.	44	0.82%	119
Exelon Corp.	53	0.70%	116
CenterPoint Energy, Inc.	60	0.41%	113
ONE Gas, Inc.	27	0.62%	90
DTE Energy Co.	10	0.40%	87
Pinnacle West Capital Corp.	19	0.46%	70
UGI Corp.	63	0.78%	59
Sempra Energy	5	0.20%	47
OGE Energy Corp.	61	0.59%	24
Southwest Gas Holdings, Inc.	23	0.47%	(8)
AES Corp.	24	0.19%	(21)
Total Utilities			1,747
Basic Materials
International Paper Co.	11	0.18%	(13)
Total MS Equity Long Custom Basket			$15,102

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Worthington Industries, Inc.	141	(0.56)%	$500
Exponent, Inc.	70	(0.40)%	(39)
Raytheon Technologies Corp.	163	(0.73)%	(321)
TransDigm Group, Inc.	16	(0.55)%	(653)
US Ecology, Inc.	189	(0.46)%	(777)
HEICO Corp.	55	(0.40)%	(921)
Boeing Co.	30	(0.44)%	(1,158)
Ball Corp.	287	(1.41)%	(2,391)
Crown Holdings, Inc.	116	(0.65)%	(2,695)
AptarGroup, Inc.	195	(1.61)%	(2,853)
Martin Marietta Materials, Inc.	42	(0.82)%	(3,368)
Ingersoll Rand, Inc.	418	(1.20)%	(3,678)
Vulcan Materials Co.	77	(0.76)%	(3,839)
Casella Waste Systems, Inc. — Class A	242	(0.89)%	(4,058)
Tetra Tech, Inc.	94	(0.74)%	(4,367)
Total Industrial			(30,618)
Consumer, Cyclical
Lululemon Athletica, Inc.	56	(1.00)%	2,542
IAA, Inc.	147	(0.47)%	1,200
Wingstop, Inc.	39	(0.29)%	(272)
Avient Corp.	473	(1.30)%	(1,022)
Copart, Inc.	166	(1.05)%	(1,254)
TJX Companies, Inc.	144	(0.55)%	(1,523)
Delta Air Lines, Inc.	215	(0.60)%	(2,334)
Live Nation Entertainment, Inc.	77	(0.38)%	(2,513)
NIKE, Inc. — Class B	146	(1.13)%	(2,955)
Alaska Air Group, Inc.	189	(0.76)%	(3,208)
Hilton Worldwide Holdings, Inc.	136	(0.96)%	(3,851)
Burlington Stores, Inc.	57	(0.99)%	(4,566)
Southwest Airlines Co.	316	(1.12)%	(6,074)
Starbucks Corp.	212	(1.35)%	(6,930)
Scotts Miracle-Gro Co. — Class A	62	(0.88)%	(7,609)
Total Consumer, Cyclical			(40,369)
Basic Materials
Southern Copper Corp.	170	(0.67)%	477
LyondellBasell Industries N.V. — Class A	89	(0.54)%	352
Royal Gold, Inc.	65	(0.41)%	(85)
Westlake Chemical Corp.	80	(0.41)%	(96)
PPG Industries, Inc.	127	(1.11)%	(338)
Steel Dynamics, Inc.	240	(0.71)%	(729)
Huntsman Corp.	459	(0.77)%	(1,254)
Axalta Coating Systems Ltd.	384	(0.66)%	(1,547)
RPM International, Inc.	100	(0.53)%	(1,815)
Nucor Corp.	164	(0.77)%	(2,295)
United States Steel Corp.	460	(0.70)%	(2,372)
Air Products and Chemicals, Inc.	115	(1.88)%	(2,810)
Quaker Chemical Corp.	65	(0.92)%	(4,417)
Balchem Corp.	140	(1.02)%	(4,533)
Freeport-McMoRan, Inc.	333	(0.64)%	(5,245)
Celanese Corp. — Class A	122	(1.06)%	(5,369)
Albemarle Corp.	80	(0.68)%	(5,664)
Linde plc	113	(1.84)%	(6,632)
Total Basic Materials			(44,372)
Energy
Exxon Mobil Corp.	308	(1.00)%	1,453
Valero Energy Corp.	169	(0.70)%	1,093
Chevron Corp.	205	(1.25)%	1,017
Cheniere Energy, Inc.	167	(0.70)%	(36)
NOV, Inc.	406	(0.32)%	(930)
Pioneer Natural Resources Co.	42	(0.39)%	(1,108)
Phillips 66	250	(1.19)%	(1,439)
Hess Corp.	93	(0.38)%	(1,673)
Schlumberger N.V.	741	(1.17)%	(1,916)
ChampionX Corp.	980	(1.24)%	(6,613)
Ovintiv, Inc.	852	(1.18)%	(8,635)
Total Energy			(18,787)
Technology
Pegasystems, Inc.	92	(0.61)%	611
Clarivate plc	386	(0.59)%	200
Coupa Software, Inc.	17	(0.25)%	(140)
salesforce.com, Inc.	22	(0.27)%	(223)
Rapid7, Inc.	114	(0.49)%	(232)
Tyler Technologies, Inc.	12	(0.30)%	(524)
Smartsheet, Inc. — Class A	72	(0.27)%	(1,280)
Varonis Systems, Inc.	156	(0.47)%	(1,966)
HubSpot, Inc.	11	(0.29)%	(2,395)
Total Technology			(5,949)
Financial
Realty Income Corp.	516	(1.91)%	1,665
Global Net Lease, Inc.	534	(0.56)%	963
UDR, Inc.	196	(0.50)%	785
JBG SMITH Properties	436	(0.81)%	690
Goldman Sachs Group, Inc.	90	(1.71)%	690
CyrusOne, Inc.	135	(0.53)%	570
Federal Realty Investment Trust	90	(0.53)%	486
QTS Realty Trust, Inc. — Class A	141	(0.51)%	368
Kilroy Realty Corp.	158	(0.60)%	311
Nasdaq, Inc.	91	(0.78)%	(27)
Host Hotels & Resorts, Inc.	667	(0.65)%	(168)
CubeSmart	255	(0.56)%	(169)
Life Storage, Inc.	117	(0.58)%	(178)
Intercontinental Exchange, Inc.	130	(0.84)%	(302)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
KKR & Company, Inc. — Class A	209	(0.59)%	$(306)
Agree Realty Corp.	437	(1.71)%	(350)
Digital Realty Trust, Inc.	71	(0.58)%	(381)
CME Group, Inc. — Class A	77	(0.91)%	(457)
Equity LifeStyle Properties, Inc.	195	(0.72)%	(489)
Americold Realty Trust	357	(0.80)%	(556)
Duke Realty Corp.	255	(0.62)%	(891)
Medical Properties Trust, Inc.	769	(0.95)%	(947)
Healthpeak Properties, Inc.	452	(0.83)%	(1,260)
Prologis, Inc.	164	(1.01)%	(1,306)
Camden Property Trust	167	(1.07)%	(1,559)
S&T Bancorp, Inc.	286	(0.56)%	(1,689)
Rayonier, Inc.	339	(0.64)%	(1,743)
TFS Financial Corp.	478	(0.57)%	(1,973)
Equinix, Inc.	22	(0.87)%	(2,088)
Southside Bancshares, Inc.	266	(0.60)%	(2,183)
Alleghany Corp.	38	(1.38)%	(2,224)
First Midwest Bancorp, Inc.	350	(0.45)%	(2,286)
First Industrial Realty Trust, Inc.	642	(1.71)%	(2,515)
Howard Hughes Corp.	129	(0.71)%	(2,530)
Ares Management Corp. — Class A	264	(0.86)%	(2,533)
EastGroup Properties, Inc.	98	(0.82)%	(2,538)
Loews Corp.	239	(0.71)%	(3,069)
American Tower Corp. — Class A	91	(1.26)%	(3,246)
Terreno Realty Corp.	198	(0.67)%	(3,297)
Brookline Bancorp, Inc.	870	(0.76)%	(3,880)
Sun Communities, Inc.	142	(1.24)%	(4,106)
First Financial Bankshares, Inc.	372	(1.01)%	(5,048)
Rexford Industrial Realty, Inc.	432	(1.27)%	(6,204)
First Republic Bank	140	(1.36)%	(8,628)
Total Financial			(64,598)
Consumer, Non-cyclical
Nevro Corp.	110	(0.89)%	3,088
Verisk Analytics, Inc. — Class A	96	(0.99)%	1,004
CoStar Group, Inc.	18	(0.86)%	162
Moody's Corp.	33	(0.57)%	(837)
Equifax, Inc.	77	(0.81)%	(1,237)
Avalara, Inc.	32	(0.25)%	(1,327)
WD-40 Co.	22	(0.39)%	(1,430)
Avery Dennison Corp.	62	(0.66)%	(4,647)
Total Consumer, Non-cyclical			(5,224)
Communications
Q2 Holdings, Inc.	81	(0.47)%	(1,618)
Liberty Broadband Corp. — Class C	165	(1.44)%	(1,802)
Zendesk, Inc.	72	(0.56)%	(1,984)
Total Communications			(5,404)
Utilities
ALLETE, Inc.	105	(0.41)%	(159)
California Water Service Group	172	(0.56)%	(557)
Total Utilities			(716)
Total MS Equity Short Custom Basket			$(216,037)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Hartford Financial Services Group, Inc.	17	0.34%	$204
Allstate Corp.	20	0.69%	52
MetLife, Inc.	56	1.01%	43
Highwoods Properties, Inc.	53	0.68%	15
Aflac, Inc.	25	0.38%	14
Synchrony Financial	23	0.28%	4
Sabra Health Care REIT, Inc.	37	0.19%	(17)
Prudential Financial, Inc.	19	0.52%	(22)
Western Union Co.	29	0.21%	(22)
Berkshire Hathaway, Inc. — Class B	6	0.46%	(29)
Travelers Companies, Inc.	11	0.50%	(50)
Brandywine Realty Trust	103	0.40%	(52)
Total Financial			140
Industrial
Acuity Brands, Inc.	11	0.54%	374
General Dynamics Corp.	18	0.96%	283
Lockheed Martin Corp.	6	0.67%	172
Owens Corning	17	0.47%	153
3M Co.	11	0.64%	128
Parker-Hannifin Corp.	7	0.66%	117
Masco Corp.	24	0.43%	105
Arrow Electronics, Inc.	14	0.47%	105
Oshkosh Corp.	14	0.50%	101
AGCO Corp.	9	0.39%	99
O-I Glass, Inc.	52	0.23%	97
Northrop Grumman Corp.	3	0.29%	65
Westinghouse Air Brake Technologies Corp.	12	0.29%	62
Caterpillar, Inc.	5	0.35%	62
Agilent Technologies, Inc.	9	0.34%	59
Snap-on, Inc.	5	0.35%	57
Energizer Holdings, Inc.	22	0.31%	55
AECOM	12	0.23%	54
CSX Corp.	14	0.41%	42
Union Pacific Corp.	6	0.40%	41
Lennox International, Inc.	2	0.19%	38
Sanmina Corp.	21	0.26%	37
Trane Technologies plc	8	0.40%	32
Waters Corp.	3	0.26%	32
Norfolk Southern Corp.	4	0.32%	25
Timken Co.	15	0.37%	19
Berry Global Group, Inc.	10	0.18%	18
Lincoln Electric Holdings, Inc.	7	0.26%	16
Fortive Corp.	19	0.40%	15
Hubbell, Inc.	6	0.34%	11
Eaton Corporation plc	6	0.25%	3
TE Connectivity Ltd.	5	0.19%	(6)
Westrock Co.	12	0.19%	(12)
Donaldson Company, Inc.	11	0.19%	(14)
Vishay Intertechnology, Inc.	90	0.65%	(36)
Hillenbrand, Inc.	19	0.27%	(46)
Total Industrial			2,363
Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	353	5.42%	1,061
Cardinal Health, Inc.	45	0.82%	814
Campbell Soup Co.	88	1.33%	300
McKesson Corp.	18	1.05%	281
J M Smucker Co.	23	0.87%	254
United Rentals, Inc.	7	0.69%	234
Amgen, Inc.	12	0.90%	223
Altria Group, Inc.	56	0.86%	183
Sprouts Farmers Market, Inc.	49	0.39%	160
General Mills, Inc.	47	0.86%	156
Vector Group Ltd.	67	0.28%	150
Procter & Gamble Co.	17	0.69%	144
Kellogg Co.	34	0.65%	124
Colgate-Palmolive Co.	34	0.80%	122
H&R Block, Inc.	57	0.37%	112
Johnson & Johnson	16	0.79%	99
Bristol-Myers Squibb Co.	46	0.87%	95
Humana, Inc.	6	0.75%	93
Merck & Company, Inc.	38	0.88%	92
Kroger Co.	36	0.39%	85
United Therapeutics Corp.	11	0.55%	85
Kimberly-Clark Corp.	14	0.58%	82
Pfizer, Inc.	48	0.52%	81
Quanta Services, Inc.	17	0.45%	78
Quest Diagnostics, Inc.	10	0.38%	76
Conagra Brands, Inc.	65	0.73%	75
Laboratory Corporation of America Holdings	4	0.31%	57
CVS Health Corp.	13	0.29%	45
Philip Morris International, Inc.	31	0.83%	43
Tyson Foods, Inc. — Class A	21	0.47%	41
Kraft Heinz Co.	57	0.68%	41
Post Holdings, Inc.	11	0.35%	37
Hill-Rom Holdings, Inc.	7	0.23%	34
Coca-Cola Co.	19	0.30%	30
Hershey Co.	4	0.19%	28
Hologic, Inc.	13	0.29%	27
Incyte Corp.	13	0.32%	21
Innoviva, Inc.	65	0.23%	18
Cigna Corp.	5	0.36%	11
USANA Health Sciences, Inc.	6	0.18%	10
Abbott Laboratories	5	0.18%	9
John B Sanfilippo & Son, Inc.	15	0.41%	2
Encompass Health Corp.	8	0.20%	1
Regeneron Pharmaceuticals, Inc.	2	0.28%	1
Constellation Brands, Inc. — Class A	2	0.14%	—
Medtronic plc	5	0.18%	—
Becton Dickinson and Co.	3	0.22%	(1)
DaVita, Inc.	13	0.42%	(3)
Gilead Sciences, Inc.	30	0.58%	(4)
Ingredion, Inc.	15	0.40%	(15)
Perrigo Company plc	16	0.19%	(17)
Boston Scientific Corp.	16	0.19%	(21)
FleetCor Technologies, Inc.	2	0.16%	(33)
Prestige Consumer Healthcare, Inc.	16	0.21%	(35)
Ionis Pharmaceuticals, Inc.	19	0.26%	(144)
Total Consumer, Non-cyclical			5,442

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
AutoZone, Inc.	1	0.42%	$170
Lowe's Companies, Inc.	7	0.40%	162
Lennar Corp. — Class A	11	0.33%	139
AutoNation, Inc.	18	0.50%	136
Best Buy Company, Inc.	15	0.52%	130
PulteGroup, Inc.	20	0.31%	96
MSC Industrial Direct Company, Inc. — Class A	15	0.41%	54
O'Reilly Automotive, Inc.	1	0.15%	42
Genuine Parts Co.	17	0.59%	25
Lear Corp.	7	0.38%	12
Gentex Corp.	60	0.64%	2
Dolby Laboratories, Inc. — Class A	7	0.21%	(9)
Brunswick Corp.	10	0.29%	(16)
Allison Transmission Holdings, Inc.	51	0.62%	(22)
PACCAR, Inc.	12	0.33%	(41)
Cummins, Inc.	5	0.39%	(55)
Gentherm, Inc.	24	0.53%	(65)
Total Consumer, Cyclical			760
Technology
International Business Machines Corp.	132	5.28%	963
SS&C Technologies Holdings, Inc.	49	1.03%	144
Seagate Technology plc	29	0.67%	127
NetApp, Inc.	15	0.33%	119
Kulicke & Soffa Industries, Inc.	26	0.38%	107
Dropbox, Inc. — Class A	43	0.34%	84
Cirrus Logic, Inc.	10	0.25%	77
KLA Corp.	2	0.20%	75
HP, Inc.	45	0.43%	72
Texas Instruments, Inc.	4	0.23%	71
CDK Global, Inc.	30	0.49%	61
Qorvo, Inc.	5	0.27%	60
Accenture plc — Class A	2	0.17%	39
Microchip Technology, Inc.	4	0.19%	39
Cerner Corp.	31	0.67%	36
Skyworks Solutions, Inc.	3	0.17%	36
Cognizant Technology Solutions Corp. — Class A	11	0.26%	35
Dell Technologies, Inc. — Class C	19	0.50%	31
VMware, Inc. — Class A	5	0.23%	28
Intel Corp.	20	0.38%	26
Paychex, Inc.	6	0.18%	16
Fiserv, Inc.	5	0.18%	(21)
Western Digital Corp.	9	0.18%	(29)
Oracle Corp.	11	0.23%	(31)
CSG Systems International, Inc.	15	0.20%	(37)
Bandwidth, Inc. — Class A	7	0.27%	(318)
Total Technology			1,810
Communications
Cisco Systems, Inc.	236	3.66%	1,923
Facebook, Inc. — Class A	25	2.21%	823
Verizon Communications, Inc.	276	4.82%	312
Cogent Communications Holdings, Inc.	18	0.37%	143
Ciena Corp.	27	0.44%	107
Juniper Networks, Inc.	76	0.58%	85
VeriSign, Inc.	7	0.42%	46
Motorola Solutions, Inc.	5	0.28%	44
Sirius XM Holdings, Inc.	184	0.34%	14
Discovery, Inc. — Class A	69	0.90%	3
Charter Communications, Inc. — Class A	2	0.37%	(2)
Omnicom Group, Inc.	14	0.31%	(20)
InterDigital, Inc.	15	0.29%	(21)
T-Mobile US, Inc.	13	0.49%	(27)
Viavi Solutions, Inc.	153	0.72%	(62)
Vonage Holdings Corp.	74	0.26%	(65)
AT&T, Inc.	44	0.40%	(302)
Total Communications			3,001
Utilities
NiSource, Inc.	83	0.60%	173
IDACORP, Inc.	23	0.69%	164
Evergy, Inc.	51	0.91%	156
Consolidated Edison, Inc.	29	0.65%	148
PPL Corp.	104	0.90%	146
Duke Energy Corp.	25	0.72%	136
Public Service Enterprise Group, Inc.	49	0.89%	129
Southern Co.	44	0.82%	118
Exelon Corp.	53	0.70%	113
CenterPoint Energy, Inc.	60	0.41%	111
ONE Gas, Inc.	27	0.62%	90
DTE Energy Co.	10	0.40%	86
Pinnacle West Capital Corp.	19	0.46%	74
UGI Corp.	63	0.78%	61
Sempra Energy	5	0.20%	46
OGE Energy Corp.	61	0.59%	25
Southwest Gas Holdings, Inc.	23	0.47%	(12)
AES Corp.	24	0.19%	(22)
Total Utilities			1,742
Basic Materials
International Paper Co.	12	0.18%	(8)
Total GS Equity Long Custom Basket			$15,250

GS EQUITY SHORT CUSTOM BASKET
Financial
Morgan Stanley	554	(2.47)%	$2,340
Realty Income Corp.	516	(1.88)%	1,342
Global Net Lease, Inc.	534	(0.56)%	959
UDR, Inc.	196	(0.50)%	780
JBG SMITH Properties	436	(0.80)%	690
CyrusOne, Inc.	135	(0.53)%	549
Federal Realty Investment Trust	90	(0.53)%	536
Kilroy Realty Corp.	158	(0.60)%	320
Nasdaq, Inc.	91	(0.77)%	(24)
CubeSmart	255	(0.56)%	(134)
Host Hotels & Resorts, Inc.	667	(0.65)%	(135)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Life Storage, Inc.	117	(0.58)%	$(170)
KKR & Company, Inc. — Class A	209	(0.59)%	(296)
Intercontinental Exchange, Inc.	130	(0.84)%	(302)
Agree Realty Corp.	437	(1.70)%	(309)
Digital Realty Trust, Inc.	71	(0.58)%	(374)
CME Group, Inc. — Class A	77	(0.91)%	(477)
Equity LifeStyle Properties, Inc.	195	(0.72)%	(481)
Duke Realty Corp.	255	(0.62)%	(909)
Medical Properties Trust, Inc.	769	(0.94)%	(948)
QTS Realty Trust, Inc. — Class A	141	(0.50)%	(1,017)
Healthpeak Properties, Inc.	452	(0.83)%	(1,263)
Prologis, Inc.	164	(1.00)%	(1,279)
Equinix, Inc.	22	(0.86)%	(1,533)
Camden Property Trust	167	(1.06)%	(1,557)
Americold Realty Trust	357	(0.79)%	(1,664)
S&T Bancorp, Inc.	286	(0.55)%	(1,689)
Rayonier, Inc.	339	(0.63)%	(1,731)
TFS Financial Corp.	478	(0.56)%	(1,980)
Terreno Realty Corp.	198	(0.66)%	(2,102)
Alleghany Corp.	38	(1.37)%	(2,158)
Southside Bancshares, Inc.	266	(0.59)%	(2,212)
First Midwest Bancorp, Inc.	350	(0.44)%	(2,267)
EastGroup Properties, Inc.	98	(0.81)%	(2,387)
Howard Hughes Corp.	129	(0.71)%	(2,493)
Ares Management Corp. — Class A	264	(0.85)%	(2,514)
First Industrial Realty Trust, Inc.	642	(1.70)%	(2,518)
Sun Communities, Inc.	142	(1.23)%	(2,901)
Loews Corp.	239	(0.71)%	(3,065)
American Tower Corp. — Class A	91	(1.25)%	(3,245)
Brookline Bancorp, Inc.	870	(0.75)%	(3,885)
Rexford Industrial Realty, Inc.	432	(1.26)%	(4,609)
First Financial Bankshares, Inc.	372	(1.00)%	(5,046)
First Republic Bank	140	(1.35)%	(8,591)
Total Financial			(60,749)
Basic Materials
Southern Copper Corp.	170	(0.67)%	513
LyondellBasell Industries N.V. — Class A	89	(0.53)%	352
Royal Gold, Inc.	65	(0.40)%	(71)
Westlake Chemical Corp.	80	(0.41)%	(83)
PPG Industries, Inc.	127	(1.10)%	(330)
Steel Dynamics, Inc.	240	(0.70)%	(761)
Huntsman Corp.	459	(0.76)%	(1,244)
Axalta Coating Systems Ltd.	384	(0.66)%	(1,537)
RPM International, Inc.	100	(0.53)%	(1,826)
Nucor Corp.	164	(0.76)%	(2,311)
United States Steel Corp.	460	(0.69)%	(2,371)
Air Products and Chemicals, Inc.	115	(1.87)%	(2,803)
Balchem Corp.	140	(1.01)%	(4,026)
Quaker Chemical Corp.	65	(0.91)%	(4,451)
Freeport-McMoRan, Inc.	333	(0.63)%	(5,241)
Celanese Corp. — Class A	122	(1.05)%	(5,375)
Albemarle Corp.	80	(0.67)%	(5,680)
Linde plc	113	(1.83)%	(6,619)
Total Basic Materials			(43,864)
Energy
Exxon Mobil Corp.	308	(0.99)%	1,467
Valero Energy Corp.	169	(0.70)%	1,096
Chevron Corp.	205	(1.24)%	1,032
Cheniere Energy, Inc.	167	(0.69)%	(16)
NOV, Inc.	406	(0.32)%	(933)
Pioneer Natural Resources Co.	42	(0.38)%	(1,115)
Phillips 66	250	(1.18)%	(1,432)
Hess Corp.	93	(0.38)%	(1,676)
Schlumberger N.V.	741	(1.16)%	(1,844)
ChampionX Corp.	980	(1.23)%	(6,486)
Ovintiv, Inc.	852	(1.17)%	(8,530)
Total Energy			(18,437)
Consumer, Non-cyclical
Nevro Corp.	110	(0.89)%	3,183
Verisk Analytics, Inc. — Class A	96	(0.98)%	1,007
CoStar Group, Inc.	18	(0.85)%	149
Moody's Corp.	33	(0.57)%	(842)
Avalara, Inc.	32	(0.25)%	(1,083)
Equifax, Inc.	77	(0.80)%	(1,249)
WD-40 Co.	22	(0.39)%	(1,436)
Avery Dennison Corp.	62	(0.66)%	(4,661)
Total Consumer, Non-cyclical			(4,932)
Technology
Pegasystems, Inc.	92	(0.61)%	614
Clarivate plc	386	(0.59)%	196
Coupa Software, Inc.	17	(0.25)%	(140)
Rapid7, Inc.	114	(0.49)%	(178)
salesforce.com, Inc.	22	(0.27)%	(241)
Tyler Technologies, Inc.	12	(0.29)%	(521)
Smartsheet, Inc. — Class A	72	(0.27)%	(1,282)
Varonis Systems, Inc.	156	(0.46)%	(1,944)
HubSpot, Inc.	11	(0.29)%	(2,314)
Total Technology			(5,810)
Consumer, Cyclical
Lululemon Athletica, Inc.	56	(0.99)%	2,529
IAA, Inc.	147	(0.47)%	1,211
Wingstop, Inc.	39	(0.29)%	(272)
Avient Corp.	473	(1.29)%	(953)
Copart, Inc.	166	(1.04)%	(1,261)
TJX Companies, Inc.	144	(0.55)%	(1,517)
Delta Air Lines, Inc.	215	(0.60)%	(2,331)
Live Nation Entertainment, Inc.	77	(0.38)%	(2,505)
NIKE, Inc. — Class B	146	(1.12)%	(2,961)
Alaska Air Group, Inc.	189	(0.75)%	(3,250)
Hilton Worldwide Holdings, Inc.	136	(0.95)%	(3,835)
Burlington Stores, Inc.	57	(0.98)%	(4,622)
Southwest Airlines Co.	316	(1.11)%	(6,071)
Starbucks Corp.	212	(1.34)%	(6,939)
Scotts Miracle-Gro Co. — Class A	62	(0.88)%	(7,607)
Total Consumer, Cyclical			(40,384)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Worthington Industries, Inc.	141	(0.55)%	$499
Exponent, Inc.	70	(0.39)%	(23)
Raytheon Technologies Corp.	163	(0.73)%	(309)
TransDigm Group, Inc.	16	(0.54)%	(660)
US Ecology, Inc.	189	(0.45)%	(781)
HEICO Corp.	55	(0.40)%	(911)
Boeing Co.	30	(0.44)%	(1,163)
Ball Corp.	287	(1.40)%	(2,246)
Crown Holdings, Inc.	116	(0.65)%	(2,702)
AptarGroup, Inc.	195	(1.59)%	(2,845)
Martin Marietta Materials, Inc.	42	(0.81)%	(3,374)
Ingersoll Rand, Inc.	418	(1.19)%	(3,680)
Vulcan Materials Co.	77	(0.75)%	(3,849)
Casella Waste Systems, Inc. — Class A	242	(0.89)%	(4,070)
Tetra Tech, Inc.	94	(0.74)%	(4,373)
Total Industrial			(30,487)
Utilities
ALLETE, Inc.	105	(0.41)%	(161)
California Water Service Group	172	(0.56)%	(547)
Total Utilities			(708)
Communications
Q2 Holdings, Inc.	81	(0.47)%	(1,381)
Liberty Broadband Corp. — Class C	165	(1.43)%	(1,795)
Zendesk, Inc.	72	(0.55)%	(1,970)
Total Communications			(5,146)
Total GS Equity Short Custom Basket			$(210,517)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2021.
2	Rate indicated is the 7-day yield as of March 31, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,087,760	$—	$—	$5,087,760
Money Market Fund	164,885	—	—	164,885
Equity Custom Basket Swap Agreements**	—	30,352	—	30,352
Total Assets	$5,252,645	$30,352	$—	$5,282,997

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$426,554	$—	$426,554

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Derivatives and Financial Instruments

Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$230,932,328	$39,860,493	$(278,201)	$39,582,292
Series B (Large Cap Value Series)	169,618,161	66,904,373	(4,242,957)	62,661,416
Series D (World Equity Income Series)	112,334,131	23,687,660	(934,024)	22,753,636
Series E (Total Return Bond Series)	164,613,700	6,664,440	(3,783,701)	2,880,739
Series F (Floating Rate Strategies Series)	45,398,191	180,781	(594,879)	(414,098)
Series J (StylePlus—Mid Growth Series)	179,931,552	28,959,946	(446,726)	28,513,220
Series N (Managed Asset Allocation Series)	34,101,571	12,276,114	(371,582)	11,904,532
Series O (All Cap Value Series)	73,782,587	30,117,291	(1,883,691)	28,233,600
Series P (High Yield Series)	45,975,783	1,331,410	(1,777,137)	(445,727)
Series Q (Small Cap Value Series)	58,357,500	19,700,369	(3,134,022)	16,566,347
Series V (SMid Cap Value Series)	149,162,317	50,849,948	(5,396,116)	45,453,832
Series X (StylePlus—Small Growth Series)	37,521,399	9,350,768	(144,283)	9,206,485
Series Y (StylePlus—Large Growth Series)	47,217,954	6,503,235	(55,701)	6,447,534
Series Z (Alpha Opportunity Series)	4,629,451	682,240	(455,248)	226,992

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2021. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of March 31, 2021, were as follows:

Fund	Borrower	Maturity Date		Face Amount*	Value
Series E (Total Return Bond Series)
	HAH Group Holding Co. LLC	10/29/27		20,000	$281
	Higginbotham	11/25/22		43,931	270
	MB2 Dental Solutions LLC	01/29/27		105,505	1,026
	National Mentor Holdings, Inc.	02/18/28		10,000	49
	Peraton Corp.	02/22/28		159,417	786
	Service Logic Acquisition, Inc.	10/22/27		19,701	185
	Southern Veterinary Partners LLC	10/05/27		18,182	169
	Zephyr Bidco Ltd.	04/08/22	GBP	200,000	–
					$2,766
Series F (Floating Rate Strategies Series)
	Aspect Software, Inc.	07/15/23		44,625	$346
	DG Investment Intermediate Holdings 2, Inc.	03/17/28		30,000	169
	Hillman Group, Inc.	02/24/28		50,633	125
	National Mentor Holdings, Inc.	02/18/28		20,000	98
	Peraton Corp.	02/22/28		191,301	943
	TricorBraun Holdings, Inc.	03/03/28		35,501	370
					$2,051
Series P (High Yield Series)
	Aspect Software, Inc.	07/15/23		2,009	$16
	HAH Group Holding Co. LLC	10/29/27		20,000	281
	National Mentor Holdings, Inc.	02/18/28		10,000	49
	Peraton Corp.	02/22/28		95,650	471
	SCP Eye Care Services LLC	03/11/28		22,159	28
					$845

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

GBP – British Pound

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$17,640	$17,676
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	809,587	810,097
	LSTAR Securities Investment Ltd.
	2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	439,125	440,308
	LSTAR Securities Investment Ltd.
	2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[2]	03/17/21	300,000	299,793
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[2]	06/01/16	36,333	38,799
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	414,435	333,151
			$2,017,120	$1,939,824
Series P (High Yield Series)
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$173,852	$35,000
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	15,603
			$527,761	$50,603

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.